UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-06495
                                                    ----------------------------

       FLAHERTY & CRUMRINE PREFERRED INCOME OPPORTUNITY FUND INCORPORATED
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      301 E. Colorado Boulevard, Suite 720
                               PASADENA, CA 91101
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Donald F. Crumrine
                            Flaherty & Crumrine Inc.
                      301 E. Colorado Boulevard, Suite 720
                               PASADENA, CA 91101
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 626-795-7300
                                                           ---------------------

                   Date of fiscal year end: NOVEMBER 30, 2004
                                           ------------------

                     Date of reporting period: MAY 31, 2004
                                              -------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

FLAHERTY & CRUMRINE PREFERRED INCOME
OPPORTUNITY FUND


Dear Shareholder:

     During Flaherty & Crumrine Preferred Income Opportunity Fund's ("PFO") recently concluded 2nd fiscal quarter, the biggest challenge we faced was holding on to the impressive returns of the 1st quarter. In this regard, we can report success. Although the Fund's total return on Net Asset Value ("NAV") DECLINED 4.0%(1) during the three month period ending May 31st, results over the first six months of fiscal 2004 INCREASED 1.2%(1).

     As can be seen from the table below, over longer time periods, the Fund has produced consistently strong results. For comparison purposes, we have included the average return on all funds in the Lipper Domestic Investment Grade Bond Fund category. Although the investment strategies that we use in the Fund typically differ significantly from those of the bond funds, we believe that PFO provides a superior way of accomplishing a similar investment objective.


--------------------------------------------------------------------------------
          AVERAGE TOTAL RETURN PER YEAR FOR PERIODS ENDING MAY 31, 2004(1)
                                                                          ONE         FIVE         TEN      LIFE OF
                                                                          YEAR        YEARS       YEARS     FUND(2)
                                                                         --------    --------    --------   --------
      Flaherty & Crumrine Preferred Income
         Opportunity Fund's Return on Net Asset Value ................     6.8%        8.6%        9.9%       10.3%
      Lipper Domestic Investment Grade Bond Funds (3) ................     2.1%        7.0%        7.6%        7.2%

----------------
(1) Based on monthly data provided by Lipper Inc. Distributions are assumed to be reinvested at NAV in accordance with Lipper's practice, which differs from the procedures used elsewhere in this report.
(2)  Since inception on February 13, 1992.
(3) Includes all U.S. Government bond, mortgage bond and term trust and investment grade bond funds in Lipper's closed-end fund database at each point in time.

--------------------------------------------------------------------------------

     The NAV performance during the second fiscal quarter was mainly the result of rising interest rates (the Fund incurs the cost of falling into the "safety net" of the hedge), as well as relatively weak performance of preferred securities.

     In early April, we learned that the economy had finally begun to experience job growth consistent with an expanding economy. As a result, investors stopped wondering IF the Federal Reserve would raise interest rates, and instead simply asked WHEN. From a low of 3.7% in mid-March, the yield on the benchmark ten-year U.S. Treasury had risen a full percentage point by the end of May.

     Of course, the Fund's hedging strategy is intended to protect the NAV against substantial increases in interest rates. So, how did it work? As expected, the hedge significantly cushioned the decline (without the hedge, the total return for the quarter would have been -5.6% instead of -4.0%).

     Recall that our hedge positions are analogous to an insurance policy. We make regular "premium" payments to buy protection against rising interest rates. In order to keep the cost of these payments down, we typically structure the hedge with a "deductible," meaning some portion of the loss must be absorbed by the Fund before we can collect on the policy. (For those familiar with options, we are purchasing OUT-OF-THE-MONEY PUT OPTIONS on the U.S. Treasury Bond future contract.) During the most recent quarter, the Fund absorbed the entire amount of the deductible. If long-term interest rates continue to climb, the current hedge position should neutralize more of the decline in the value of preferred positions.

     Also working against the Fund's NAV was a modest, adverse move in the relationship between the preferred securities market and U.S. Treasuries. Simply stated, the price of a typical preferred security fell by more than the price of a corresponding Treasury bond during the quarter. Since our hedge positions are tied to Treasuries, this meant the appreciation in the Fund's hedge position didn't quite keep up with the decline in the value of the preferred securities.

     In early April, the MARKET PRICE of PFO fell almost 15% in just two days. Needless to say, this had a lot of people scratching their heads, including us. We address this more completely in the Question and Answer section, but the drop can be attributed primarily to two factors--a concern about rising interest rates and technical factors in the market. For some owners of PFO as well as other closed-end income funds, the attitude appeared to be "sell now, ask questions later." Such across-the-board selling ignores the fundamental differences between PFO and most other funds, especially its hedging strategy. As the chart below demonstrates, the relationship of the market price of the Fund's shares to the NAV has been a bit erratic over time. We'd like to see the price track the NAV more closely, but obviously that has not been the case.

             FLAHERTY & CRUMRINE PREFERRED INCOME OPPORTUNITY FUND
                    PREMIUM/DISCOUNT OF MARKET PRICE TO NAV

                               [GRAPHIC OMITTED]
    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

Date        Prem/Discount
----        -------------
5/28/04       0.0808
5/21/04       0.0802
5/14/04       0.0535
5/7/04        0.0056
4/30/04       0.0229
4/23/04       0.0174
4/16/04       0.0812
4/9/04        0.0576
4/2/04        0.1128
3/26/04       0.1631
3/19/04       0.1518
3/12/04       0.1358
3/5/04        0.125
2/27/04       0.1199
2/20/04       0.1598
2/13/04       0.1404
2/6/04        0.1425
1/30/04       0.1482
1/23/04       0.1305
1/16/04       0.1176
1/9/04        0.1265
1/2/04        0.129
12/26/03      0.1084
12/19/03      0.1044
12/12/03      0.0816
12/5/03       0.0875
11/28/03      0.0731
11/21/03      0.074
11/14/03      0.0386
11/7/03       0.0422
10/31/03      0.0284
10/24/03      0.0095
10/17/03     -0.0254
10/10/03     -0.0207
10/3/03      -0.0214
9/26/03      -0.0346
9/19/03      -0.023
9/12/03      -0.0112
9/5/03        0.0008
8/29/03      -0.0032
8/22/03       0.0008
8/15/03      -0.0297
8/8/03       -0.0217
8/1/03       -0.0353
7/25/03      -0.0049
7/18/03      -0.0105
7/11/03      -0.0249
7/4/03        0.0296
6/27/03       0.0144
6/20/03       0.0032
6/13/03      -0.0086
6/6/03       -0.0024
5/30/03       0.0486
5/23/03       0.0145
5/16/03       0.033
5/9/03        0.0553
5/2/03        0.0989
4/25/03       0.1211
4/18/03       0.1463
4/11/03       0.1477
4/4/03        0.1225
3/28/03       0.1033
3/21/03       0.0897
3/14/03       0.1585
3/7/03        0.1258
2/28/03       0.0969
2/21/03       0.1148
2/14/03       0.096
2/7/03        0.0983
1/31/03       0.1038
1/24/03       0.0865
1/17/03       0.1092
1/10/03       0.093
1/3/03        0.1518
12/27/02      0.1558
12/20/02      0.1278
12/13/02      0.1086
12/6/02       0.0972
11/29/02      0.0872
11/22/02      0.061
11/15/02      0.0664
11/8/02       0.0721
11/1/02       0.0733
10/25/02      0.0741
10/18/02      0.0519
10/11/02      0.1429
10/4/02       0.1141
9/27/02       0.1042
9/20/02       0.0993
9/13/02       0.0965
9/6/02        0.1002
8/30/02       0.1077
8/23/02       0.1206
8/16/02       0.1195
8/9/02        0.1002
8/2/02        0.1372
7/26/02       0.1421
7/19/02       0.0972
7/12/02       0.0692
7/5/02        0.1238
6/28/02       0.0933
6/21/02       0.0743
6/14/02       0.067
6/7/02        0.0832
5/31/02       0.0766
5/24/02       0.0757
5/17/02       0.0858
5/10/02       0.0595
5/3/02        0.0839
4/26/02       0.0526
4/19/02       0.0394
4/12/02       0.0409
4/5/02        0.0248
3/29/02       0.04
3/22/02       0.0383
3/15/02       0.0302
3/8/02        0.0124
3/1/02        0.0595
2/22/02       0.0582
2/15/02       0.0457
2/8/02        0.0607
2/1/02        0.0444
1/25/02       0.0677
1/18/02       0.0268
1/11/02       0.0276
1/4/02        0.0297
12/28/01      0.0289
12/21/01      0.021
12/14/01     -0.0201
12/7/01      -0.0009
11/30/01     -0.0284
11/23/01      0.0304
11/16/01      0.026
11/9/01      -0.0068
11/2/01       0.0017
10/26/01     -0.0138
10/19/01     -0.0191
10/12/01     -0.0114
10/5/01      -0.0433
9/28/01      -0.0414
9/21/01       0
9/14/01      -0.0353
9/7/01       -0.0353
8/31/01      -0.0603
8/24/01      -0.0365
8/17/01      -0.0439
8/10/01      -0.0567
8/3/01        0.0035
7/27/01       0.0237
7/20/01      -0.0264
7/13/01      -0.0098
7/6/01       -0.0307
6/29/01      -0.0379
6/22/01      -0.0623
6/15/01      -0.0654
6/8/01       -0.0325
6/1/01       -0.0345
5/25/01      -0.0111
5/18/01      -0.0228
5/11/01       0.0037
5/4/01       -0.0218
4/27/01      -0.0278
4/20/01       0.0243
4/13/01       0.0046
4/6/01        0.02
3/30/01      -0.0109
3/23/01      -0.036
3/16/01      -0.0393
3/9/01       -0.036
3/2/01       -0.0109
2/23/01      -0.0257
2/16/01      -0.0184
2/9/01       -0.0346
2/2/01       -0.0528
1/26/01       0.0192
1/19/01      -0.0077
1/12/01      -0.02
1/5/01       -0.0411
12/29/00     -0.0276
12/22/00     -0.0672
12/15/00     -0.0913
12/8/00      -0.0903
12/1/00      -0.0928
11/24/00     -0.0937
11/17/00     -0.0962
11/10/00     -0.0747
11/3/00      -0.0739
10/27/00     -0.0725
10/20/00     -0.0895
10/13/00     -0.0921
10/6/00      -0.0896
9/29/00      -0.1155
9/22/00      -0.1189
9/15/00      -0.0836
9/8/00       -0.1113
9/1/00       -0.1105
8/25/00      -0.1046
8/18/00      -0.1046
8/11/00      -0.0879
8/4/00       -0.0912
7/28/00      -0.0927
7/21/00      -0.097
7/14/00      -0.0893
7/7/00       -0.0909
6/30/00      -0.0841
6/23/00      -0.0775
6/16/00      -0.0943
6/9/00       -0.1037
6/2/00       -0.0905
5/26/00      -0.0759
5/19/00      -0.0734
5/12/00      -0.0566
5/5/00       -0.0385
4/28/00      -0.064
4/21/00      -0.0781
4/14/00      -0.0894
4/7/00       -0.1047
3/31/00      -0.1361
3/24/00      -0.1272
3/17/00      -0.1055
3/10/00      -0.0858
3/3/00       -0.1021
2/25/00      -0.0962
2/18/00      -0.1038
2/11/00      -0.0845
2/4/00       -0.0923
1/28/00      -0.1047
1/21/00      -0.0996
1/14/00      -0.0385
1/7/00       -0.0028
12/31/99     -0.0354
12/24/99     -0.1212
12/17/99     -0.1118
12/10/99     -0.0807
12/3/99      -0.097
11/26/99     -0.0979
11/19/99     -0.0826
11/12/99     -0.1252
11/5/99      -0.1192
10/29/99     -0.1223
10/22/99     -0.1254
10/15/99     -0.1231
10/8/99      -0.086
10/1/99      -0.077
9/24/99      -0.0401
9/17/99      -0.0683
9/10/99      -0.0938
9/3/99       -0.1057
8/27/99      -0.0345
8/20/99      -0.0864
8/13/99      -0.078
8/6/99       -0.0464
7/30/99      -0.0829
7/23/99      -0.0558
7/16/99      -0.0761
7/9/99       -0.0532
7/2/99       -0.0532
6/25/99      -0.0602
6/18/99      -0.0835
6/11/99      -0.0558
6/4/99       -0.1007
5/28/99      -0.1093
5/21/99      -0.1256
5/14/99      -0.1277
5/7/99       -0.1015
4/30/99      -0.1156
4/23/99      -0.093
4/16/99      -0.0781
4/9/99       -0.1029
4/2/99       -0.0724
3/26/99      -0.0888
3/19/99      -0.1022
3/12/99      -0.065
3/5/99       -0.0846
2/26/99      -0.1078
2/19/99      -0.0937
2/12/99      -0.0887
2/5/99       -0.061
1/29/99      -0.0677
1/22/99      -0.0627
1/15/99      -0.0392
1/8/99       -0.0297
1/1/99       -0.0196
12/25/98     -0.0132
12/18/98     -0.0537
12/11/98     -0.0363
12/4/98      -0.0413
11/27/98     -0.0478
11/20/98     -0.0641
11/13/98     -0.0481
11/6/98      -0.0396
10/30/98     -0.0616
10/23/98     -0.0406
10/16/98     -0.0485
10/9/98      -0.0744
10/2/98      -0.0554
9/25/98      -0.0402
9/18/98      -0.0392
9/11/98      -0.0487
9/4/98       -0.0618
8/28/98      -0.054
8/21/98      -0.0954
8/14/98      -0.0864
8/7/98       -0.0472
7/31/98      -0.0526
7/24/98      -0.0465
7/17/98      -0.0563
7/10/98      -0.0562
7/3/98       -0.0575
6/26/98      -0.06
6/19/98      -0.0573
6/12/98      -0.0627
6/5/98       -0.0643
5/29/98      -0.0648
5/22/98      -0.0664
5/15/98      -0.0717
5/8/98       -0.054
5/1/98       -0.0618
4/24/98      -0.0768
4/17/98      -0.062
4/10/98      -0.0508
4/3/98       -0.0682
3/27/98      -0.0579
3/20/98      -0.0487
3/13/98      -0.0568
3/6/98       -0.0473
2/27/98      -0.0477
2/20/98      -0.0456
2/13/98      -0.0604
2/6/98       -0.053
1/30/98      -0.0477
1/23/98      -0.062
1/16/98      -0.0185
1/9/98       -0.0197
1/2/98       -0.0171
12/26/97     -0.0456
12/19/97     -0.0648
12/12/97     -0.0652
12/5/97      -0.0406
11/28/97     -0.0484
11/21/97     -0.0688
11/14/97     -0.0377
11/7/97      -0.0442
10/31/97     -0.0477
10/24/97     -0.0574
10/17/97     -0.0506
10/10/97     -0.0492
10/3/97      -0.0292
9/26/97      -0.0492
9/19/97      -0.0557
9/12/97      -0.0656
9/5/97       -0.058
8/29/97      -0.0472
8/22/97      -0.0767
8/15/97      -0.0715
8/8/97       -0.0701
8/1/97       -0.0273
7/25/97      -0.063
7/18/97      -0.0486
7/11/97      -0.0585
7/4/97       -0.0498
6/27/97      -0.0418
6/20/97      -0.0473
6/13/97      -0.0385
6/6/97       -0.0615
5/30/97      -0.0362
5/23/97      -0.0573
5/16/97      -0.0647
5/9/97       -0.052
5/2/97       -0.0672
4/25/97      -0.0748
4/18/97      -0.0806
4/11/97      -0.0973
4/4/97       -0.0573
3/28/97      -0.0715
3/21/97      -0.0715
3/14/97      -0.0654
3/7/97       -0.0581
2/28/97      -0.0605
2/21/97      -0.0645
2/14/97      -0.0551
2/7/97       -0.0623
1/31/97      -0.0678
1/24/97      -0.0834
1/17/97      -0.0693
1/10/97      -0.0562
1/3/97       -0.0693
12/27/96     -0.0837
12/20/96     -0.1009
12/13/96     -0.0813
12/6/96      -0.0792
11/29/96     -0.0608
11/22/96     -0.0586
11/15/96     -0.0726
11/8/96      -0.0932
11/1/96      -0.0796
10/25/96     -0.0834
10/18/96     -0.0935
10/11/96     -0.0876
10/4/96      -0.0876
9/27/96      -0.0991
9/20/96      -0.0889
9/13/96      -0.0661
9/6/96       -0.0836
8/30/96      -0.0836
8/23/96      -0.0881
8/16/96      -0.0673
8/9/96       -0.0688
8/2/96       -0.0876
7/26/96      -0.0939
7/19/96      -0.1122
7/12/96      -0.0911
7/5/96       -0.1079
6/28/96      -0.0918
6/21/96      -0.1301
6/14/96      -0.1337
6/7/96       -0.1255
5/31/96      -0.1386
5/24/96      -0.1386
5/17/96      -0.1408
5/10/96      -0.113
5/3/96       -0.1257
4/26/96      -0.1383
4/19/96      -0.1279
4/12/96      -0.1286
4/5/96       -0.1315
3/29/96      -0.1515
3/22/96      -0.1487
3/15/96      -0.1508
3/8/96       -0.1465
3/1/96       -0.1124
2/23/96      -0.1303
2/16/96      -0.1279
2/9/96       -0.1233
2/2/96       -0.1233
1/26/96      -0.1146
1/19/96      -0.1312
1/12/96      -0.1279
1/5/96       -0.1197
12/29/95     -0.1454
12/22/95     -0.1265
12/15/95     -0.1233
12/8/95      -0.1277
12/1/95      -0.1014
11/24/95     -0.1093
11/17/95     -0.1071
11/10/95     -0.0962
11/3/95      -0.1232
10/27/95     -0.1012
10/20/95     -0.0909
10/13/95     -0.1006
10/6/95      -0.0718
9/29/95      -0.0641
9/22/95      -0.0749
9/15/95      -0.071
9/8/95       -0.0833
9/1/95       -0.0706
8/25/95      -0.078
8/18/95      -0.1011
8/11/95      -0.1018
8/4/95       -0.0973
7/28/95      -0.0911
7/21/95      -0.1087
7/14/95      -0.0869
7/7/95       -0.069
6/30/95      -0.0686
6/23/95      -0.0749
6/16/95      -0.0702
6/9/95       -0.0729
6/2/95       -0.0481
5/26/95      -0.0753
5/19/95      -0.0933
5/12/95      -0.0501
5/5/95       -0.0576
4/28/95      -0.0341
4/21/95      -0.069
4/14/95      -0.0393
4/7/95       -0.0341
3/31/95      -0.0393
3/24/95      -0.0534
3/17/95      -0.0523
3/10/95      -0.0585
3/3/95       -0.0297
2/24/95      -0.0376
2/17/95      -0.0702
2/10/95      -0.0314
2/3/95       -0.0119
1/27/95      -0.0619
1/20/95      -0.0303
1/13/95      -0.0141
1/6/95       -0.001
12/30/94     -0.0851
12/23/94     -0.0604
12/16/94     -0.0732
12/9/94      -0.0868
12/2/94      -0.0402
11/25/94     -0.077
11/18/94     -0.099
11/11/94     -0.0976
11/4/94      -0.0786
10/28/94     -0.104
10/21/94     -0.141
10/14/94     -0.1149
10/7/94      -0.1322
9/30/94      -0.062
9/23/94      -0.0628
9/16/94      -0.0409
9/9/94       -0.0318
9/2/94       -0.0204
8/26/94      -0.0348
8/19/94      -0.0269
8/12/94      -0.0303
8/5/94       -0.0221
7/29/94      -0.0327
7/22/94      -0.0294
7/15/94      -0.049
7/8/94       -0.045
7/1/94       -0.0409
6/24/94      -0.0393
6/17/94      -0.0457
6/10/94      -0.0288
6/3/94       -0.0683
5/27/94      -0.0312
5/20/94      -0.0636
5/13/94      -0.0633
5/6/94       -0.0775
4/29/94      -0.1145
4/22/94      -0.1012
4/15/94      -0.0771
4/8/94       -0.0612
4/1/94       -0.0556
3/25/94      -0.0562
3/18/94      -0.0585
3/11/94      -0.0315
3/4/94       -0.0392
2/25/94      -0.05
2/18/94      -0.0863
2/11/94      -0.0361
2/4/94       -0.0323
1/28/94      -0.0377
1/21/94      -0.023
1/14/94       0.0157
1/7/94       -0.0036
12/31/93      0.0249
12/24/93     -0.0431
12/17/93     -0.0338
12/10/93     -0.0334
12/3/93      -0.0076
11/26/93     -0.0179
11/19/93     -0.0282
11/12/93     -0.0107
11/5/93       0
10/29/93      0.009
10/22/93      0.0246
10/15/93      0.0263
10/8/93       0.0261
10/1/93       0.0214
9/24/93       0.0244
9/17/93       0.0338
9/10/93       0.0401
9/3/93        0.0331
8/27/93       0.037
8/20/93       0.0008
8/13/93       0.0181
8/6/93        0.0212
7/30/93       0.0306
7/23/93       0.0068
7/16/93       0.0362
7/9/93        0.0425
7/2/93        0.0472
6/25/93       0.0417
6/18/93       0.0497
6/11/93       0.0561
6/4/93        0.0497
5/28/93       0.0441
5/21/93       0.057
5/14/93       0.061
5/7/93        0.0513
4/30/93       0.0651
4/23/93       0.0853
4/16/93       0.057
4/9/93        0.0675
4/2/93        0.0514
3/26/93       0.036
3/19/93       0.0303
3/12/93       0.0651
3/5/93        0.0473
2/26/93       0.031
2/19/93       0.0202
2/12/93       0.0284
2/5/93        0.0483
1/29/93       0.0475
1/22/93       0.0434
1/15/93       0.0595
1/8/93        0.0679
1/1/93        0.0621
12/25/92      0.0638
12/18/92      0.0691
12/11/92      0.0515
12/4/92       0.063
11/27/92      0.0844
11/20/92      0.0408
11/13/92      0.0188
11/6/92       0.018
10/30/92      0.0474
10/23/92      0.0188
10/16/92      0.049
10/9/92       0.0675
10/2/92       0.062
9/25/92       0.0539
9/18/92       0.0572
9/11/92       0.0684
9/4/92        0.0409
8/28/92       0.0539
8/21/92       0.0514
8/14/92       0.0628
8/7/92        0.0613
7/31/92       0.0647
7/24/92       0.0592
7/17/92       0.08
7/10/92       0.0626
7/3/92        0.0475
6/26/92       0.0442
6/19/92       0.0357
6/12/92       0.04
6/5/92        0.0181
5/29/92       0.0307
5/22/92       0.0248
5/15/92       0.0306
5/8/92        0.0536
5/1/92        0.0546
4/24/92       0.059
4/17/92       0.0547
4/10/92       0.0705
4/3/92        0.0538
3/27/92       0.0556
3/20/92       0.0819
3/13/92       0.098
3/6/92        0.0874
2/28/92       0.0805
2/21/92       0.0726

     PFO is all about income, and as the chart below shows, the Fund's income (represented by the solid line) has performed remarkably well. Income has held up pretty well when the interest rate on long-term Treasury bonds (the broken line) has gone down. In contrast, when the Treasury interest rate has increased, the Fund has typically reflected a large part of the increase. This is the objective of the Fund, and for over twelve years, the strategy has been successful.


                               [GRAPHIC OMITTED]
    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

             FLAHERTY & CRUMRINE PREFERRED INCOME OPPORTUNITY FUND
                            MONTHLY DIVIDEND INCOME
         On a 1,000 Share ($12,500) Initial Investment through 5/31/04
         Monthly
         Dividend
Date     Income   Date             Yield
Jan-92            Jan-92            7.76
Feb-92            Feb-92            7.79
Mar-92            Mar-92            7.96
Apr-92            Apr-92            8.03
May-92   82.50    May-92            7.84
Jun-92   82.50    Jun-92            7.78
Jul-92   82.50    Jul-92            7.46
Aug-92   82.50    Aug-92            7.41
Sep-92   82.50    Sep-92            7.38
Oct-92   82.50    Oct-92            7.62
Nov-92   82.50    Nov-92            7.60
Dec-92   82.50    Dec-92            7.39
Jan-93   83.14    Jan-93            7.19
Feb-93   83.14    Feb-93            6.90
Mar-93   83.14    Mar-93            6.92
Apr-93   83.14    Apr-93            6.93
May-93   83.14    May-93            6.98
Jun-93   83.14    Jun-93            6.67
Jul-93   83.14    Jul-93            6.56
Aug-93   83.14    Aug-93            6.09
Sep-93   83.14    Sep-93            6.02
Oct-93   83.14    Oct-93            5.97
Nov-93   83.14    Nov-93            6.30
Dec-93   83.14    Dec-93            6.35
Jan-94   79.87    Jan-94            6.24
Feb-94   79.87    Feb-94            6.66
Mar-94   79.87    Mar-94            7.09
Apr-94   79.87    Apr-94            7.30
May-94   85.89    May-94            7.43
Jun-94   85.89    Jun-94            7.61
Jul-94   85.89    Jul-94            7.39
Aug-94   85.89    Aug-94            7.48
Sep-94   85.89    Sep-94            7.82
Oct-94   85.89    Oct-94            7.96
Nov-94   89.17    Nov-94            7.94
Dec-94   89.17    Dec-94            7.88
Jan-95   88.36    Jan-95            7.73
Feb-95   88.36    Feb-95            7.55
Mar-95   88.36    Mar-95            7.43
Apr-95   88.36    Apr-95            7.33
May-95   88.36    May-95            6.63
Jun-95   83.83    Jun-95            6.54
Jul-95   83.83    Jul-95            6.90
Aug-95   83.83    Aug-95            6.61
Sep-95   83.83    Sep-95            6.50
Oct-95   83.83    Oct-95            6.36
Nov-95   83.83    Nov-95            6.08
Dec-95   78.73    Dec-95            5.95
Jan-96   78.73    Jan-96            6.05
Feb-96   78.73    Feb-96            6.36
Mar-96   78.73    Mar-96            6.67
Apr-96   78.73    Apr-96            6.83
May-96   83.83    May-96            7.00
Jun-96   83.83    Jun-96            6.95
Jul-96   83.83    Jul-96            7.01
Aug-96   83.83    Aug-96            7.12
Sep-96   83.83    Sep-96            6.90
Oct-96   83.83    Oct-96            6.81
Nov-96   83.83    Nov-96            6.51
Dec-96   83.83    Dec-96            6.60
Jan-97   84.06    Jan-97            6.79
Feb-97   84.06    Feb-97            6.80
Mar-97   84.06    Mar-97            7.09
Apr-97   84.06    Apr-97            6.89
May-97   84.06    May-97            6.98
Jun-97   84.06    Jun-97            6.74
Jul-97   84.06    Jul-97            6.45
Aug-97   84.06    Aug-97            6.61
Sep-97   84.06    Sep-97            6.30
Oct-97   84.06    Oct-97            6.15
Nov-97   84.06    Nov-97            6.04
Dec-97   84.06    Dec-97            5.95
Jan-98   79.79    Jan-98            5.90
Feb-98   79.79    Feb-98            6.02
Mar-98   79.79    Mar-98            5.93
Apr-98   79.79    Apr-98            5.95
May-98   79.79    May-98            5.80
Jun-98   79.79    Jun-98            5.62
Jul-98   79.79    Jul-98            5.72
Aug-98   79.79    Aug-98            5.26
Sep-98   79.79    Sep-98            4.98
Oct-98   79.79    Oct-98            5.15
Nov-98   79.79    Nov-98            5.07
Dec-98   79.79    Dec-98            5.09
Jan-99   81.35    Jan-99            5.09
Feb-99   81.35    Feb-99            5.58
Mar-99   81.35    Mar-99            5.62
Apr-99   81.35    Apr-99            5.66
May-99   81.35    May-99            5.82
Jun-99   88.18    Jun-99            5.97
Jul-99   88.18    Jul-99            6.10
Aug-99   88.18    Aug-99            6.06
Sep-99   88.18    Sep-99            6.05
Oct-99   88.18    Oct-99            6.16
Nov-99   88.18    Nov-99            6.29
Dec-99   88.18    Dec-99            6.48
Jan-2000 88.45    Jan-2000          6.49
Feb-2000 88.45    Feb-2000          6.15
Mar-2000 88.45    Mar-2000          5.84
Apr-2000 88.45    Apr-2000          5.96
May-2000 88.45    May-2000          6.02
Jun-2000 88.45    Jun-2000          5.89
Jul-2000 88.45    Jul-2000          5.79
Aug-2000 88.45    Aug-2000          5.67
Sep-2000 88.45    Sep-2000          5.88
Oct-2000 88.45    Oct-2000          5.79
Nov-2000 88.45    Nov-2000          5.59
Dec-2000 88.45    Dec-2000          5.46
Jan-2001 88.45    Jan-2001          5.53
Feb-2001 88.45    Feb-2001          5.34
Mar-2001 88.45    Mar-2001          5.46
Apr-2001 88.45    Apr-2001          5.77
May-2001 88.45    May-2001          5.77
Jun-2001 88.45    Jun-2001          5.74
Jul-2001 88.45    Jul-2001          5.5
Aug-2001 88.45    Aug-2001          5.37
Sep-2001 88.45    Sep-2001          5.41
Oct-2001 88.45    Oct-2001          4.88
Nov-2001 88.45    Nov-2001          5.26
Dec-2001 88.45    Dec-2001          5.47
Jan-2002 88.97    Jan-2002          5.43
Feb-2002 88.97    Feb-2002          5.41
Mar-2002 88.97    Mar-2002          5.80
Apr-2002 88.97    Apr-2002          5.59
May-2002 88.97    May-2002          5.61
Jun-2002 95.52    Jun-2002          5.52
Jul-2002 95.52    Jul-2002          5.30
Aug-2002 95.52    Aug-2002          4.93
Sep-2002 95.52    Sep-2002          4.66
Oct-2002 95.52    Oct-2002          5.00
Nov-2002 95.52    Nov-2002          5.04
Dec-2002 95.52    Dec-2002          4.96
Jan-2003 96.47    Jan-2003          4.85
Feb-2003 96.47    Feb-2003          4.67
Mar-2003 96.47    Mar-2003          4.83
Apr-2003 96.47    Apr-2003          4.78
May-2003 96.47    May-2003          4.36
Jun-2003 96.47    Jun-2003          4.56
Jul-2003 96.47    Jul-2003          5.41
Aug-2003 96.47    Aug-2003          5.22
Sep-2003 96.47    Sep-2003          4.89
Oct-2003 96.47    Oct-2003          5.14
Nov-2003 96.47    Nov-2003          5.13
Dec-2003 96.47    Dec-2003          5.07
Jan-2004 100.01   Jan-2004          4.97
Feb-2004 100.01   Feb-2004          4.84
Mar-2004 100.01   Mar-2004          4.78
Apr-2004 100.01   Apr-2004          5.28
May-2004 100.01   May-2004          5.35

     In recent weeks, a number of investors have visited the new web site created by the Fund's adviser, Flaherty & Crumrine. We think you'll find www.preferredstockguide.com contains useful information about most of the issues that make up the preferred securities universe. We hope you will also continue to visit the Fund's web site at www.preferredincome.com.



     Sincerely,





     /S/DONALD F. CRUMRINE                              /S/ROBERT M. ETTINGER
     Donald F. Crumrine                                 Robert M. Ettinger
     Chairman of the Board                              President


     July 23, 2004

                               QUESTIONS & ANSWERS

WHAT CAUSED THE FUND'S MARKET PRICE TO DROP IN APRIL?

     It appears as though the drop can be attributed mainly to two things -- concerns about rising interest rates and a large number of stop-loss sell orders for the Fund's shares.

     In early April, the Department of Labor announced the economy had added over 300,000 new non-farm jobs during March. In the preceding months, job creation had been persistently below expectations despite other indications that economic activity was picking up. The widespread belief was the Federal Reserve would keep short-term interest rates low until there was sufficient evidence employment conditions were improving. With the job growth in March, policymakers began talking about the need to remove current policy accommodation and move rates gradually back to "normal". A sharp market selloff ensued.

     With concerns about rising interest rates, shareholders of income oriented closed-end funds apparently began selling indiscriminately. Of course, selling PFO simply due to concerns about rising interest rates seems to ignore the Fund's hedging strategy. Nonetheless, for the sellers, the decision was sell first, ask questions later.

     Stop-loss orders apparently also contributed to the price decline. It is impossible to get information on stop-loss orders since the NYSE keeps the data private. But anecdotal evidence indicates that small bits of selling pressure triggered stop-loss orders, which in turn led to more selling and more stop-losses being triggered.

HOW DID PREFERRED SECURITIES PERFORM DURING THE QUARTER?

     A large portion of the portfolio is comprised of traditional preferred stock (issues that pay dividends as opposed to interest) and this market sector underperformed other segments of the fixed-income market during the quarter. This sector has been one of the strongest performers over the past year, so in the long-run, a small correction is probably a good thing. By the end of the quarter, preferred prices had stabilized, but relative to other market sectors were still somewhat below where they started. We still think the positions we hold in the Fund represent good long-term value, and we'll continue to hold them until better opportunities come along.

WHAT IS THE IMPACT OF RISING INTEREST RATES ON THE FUND'S INCOME?

     Rising rates can affect the income earned in the Fund in different ways.

     On the plus side, if we make money on the hedge, we can purchase more securities and produce more income. This should occur if long-term interest rates rise. Increases in short-term rates, however, generally result in higher costs, as the Fund will have to pay higher rates on its shares of Money Market Cumulative PreferredTM Stock (MMP(R)).

     Over time, changes in the slope of the yield curve (the difference between long-term and short-term interest rates) will also impact the Fund's income. When the differential is small (the yield curve is "flat"), the cost of leverage is relatively high, but the Fund's hedging strategy should be less expensive. In a steep yield curve environment (as we've seen over recent quarters), the opposite occurs -- the cost of leverage is low but the cost of the hedge goes up.

     Over the long-run, changes in the cost of leverage and changes in the cost of hedging should substantially offset one another. This is not by accident; the Fund's leverage and hedging strategy have been carefully structured to maintain this balance. In the near term, however, sharp increases in short-term interest rates may adversely impact the Fund's dividend rate.

WHAT IS THE BREAKDOWN BETWEEN DIVIDENDS AND INTEREST THIS YEAR?

     The composition of distributions made by the Fund cannot be determined until the end of the fiscal year on November 30th. Once the books are closed, we add up dividends and interest earned, short- and long-term realized gains (or losses), and expenses incurred by the Fund. Only then are we able to compute the breakdown between qualified dividend income (eligible for lower tax treatment) and other income.

     A review of the portfolio holdings in this report shows that as of May 31st, 77.3% of the portfolio's value was in issues that pay qualified dividends. THIS IS NOT THE PERCENTAGE OF INCOME THAT IS DIVIDENDS. The amount of dividend paying securities held in the portfolio correlates well with the composition of the portfolio's income, but there are a number of additional things (such as realized gains and losses) that factor into the breakdown. Of course, the composition of the portfolio's holdings may change over the balance of the year.

HAVE THERE BEEN RECENT CHANGES IN THE WAY THE FUND IS REGULATED?

     In a word, yes. Over the past several quarters a number of meaningful new regulations have been imposed on the mutual fund industry. As we have discussed in the past, while every fiduciary breach has occurred in open-end funds, most of the new rules also apply to closed-end funds, such as PFO. Shareholders should be aware that, as a result, the Fund's regulatory expenses continue to increase.

     The deadline for implementation of the most recently adopted rules is October, 2004. The Fund will have a Chief Compliance Officer ("CCO") reporting directly to the Board of Directors. The CCO will oversee development and implementation of all aspects of regulatory compliance.

     One significant change you will notice will be in the August quarterly report. Beginning with this report, all of the Fund's quarterly reports will contain a complete listing of the portfolio's investments. Other changes may not be as apparent, but we'll do our best to keep you informed about the most significant ones.

WHAT WAS THE RECENT CHANGE REGARDING INVESTMENTS IN FOREIGN SECURITIES?

     The Board of Directors has recently amended the investment policies to raise the authorized maximum percentage investment in DOLLAR-DENOMINATED SECURITIES OF FOREIGN ISSUERS in the Fund to 30% of total assets. The change was approved at the regular Board meeting held on April 23, 2004.

     The percentage limitation does not include the portion of the Fund's assets that can be invested in high quality money market obligations of foreign banks or foreign branches of U.S. banks, which remains at 25% of total assets.

     The change was undertaken in consideration of the significant cumulative growth in the amount of U.S. dollar-denominated foreign preferred securities outstanding. A significant portion of these securities pay income that is characterized as Qualified Dividend Income pursuant to the Federal Jobs and Growth Tax Act of 2003. In the opinion of the Fund's Adviser, the income and return available from foreign securities often exceeds that of comparably situated U.S. issuers.

     Investments by the Fund in these securities are subject to the same restrictions on credit quality and diversification that apply to U.S. domestic debt and preferred securities. The Fund's Adviser has stated that investing a greater portion of the Fund's assets in non-U.S. securities is not expected to adversely impact the effectiveness of the Fund's hedging strategies.

     Investors are cautioned that, although U.S. dollar-denominated foreign securities are not subject to currency risk, they may be subject to risks different from U.S. investments. In particular, the prices of foreign securities may be affected by political and economic conditions, less stringent regulation, and higher volatility. In addition, many foreign securities may be less liquid and more volatile than U.S. securities.

DOES THE FUND USE CREDIT DERIVATIVES?

     Not at this time, but the Fund is currently considering the ability to purchase protection against both an issuer's deteriorating credit quality and adverse interest rate spread changes through the use of credit derivatives.

     While we attempt to manage credit risk, primarily through diversification and the sale of securities holdings before an issuer's credit quality deteriorates significantly, the Fund is considering from time to time managing the credit risk of its securities holdings by entering into credit derivative contracts, such as credit default swaps. At the risk of oversimplification, as a buyer of such credit protection the Fund would be entitled to receive the par value of a preferred or debt security from a counterparty in the event of a default by the issuer, offsetting some or all of the corresponding loss on the underlying security. In return, the Fund would pay to the counterparty a periodic stream of payments over the term of the contract, provided that no event of default has occurred. Of course, if no default occurs, the Fund would have spent the stream of payments and received no benefit from entering into the contract.

     To protect against an adverse interest rate spread change (such as an adverse change in the yield spread between preferred securities and a benchmark Treasury security), the Fund is also considering from time to time purchasing options on market spread swaps. In the typical market spread swap, two counterparties agree to exchange payments at future dates based on the yield spread between a reference rate and a benchmark rate. Options on such swaps, which are analogous to interest rate swaptions, would give the Fund as the buyer the right, but not the obligation, to buy or sell the market spread between the reference and benchmark rate at a fixed price from the seller. At each future payment date, if the spread between the reference and benchmark rates were above (or below depending on the contract) the contract spread, the Fund would receive from the seller the difference between the current spread and the contracted spread. Of course, if the current spread were below (or above) the contract spread, the Fund would receive no benefit from entering into the contract for that payment date.

     Because the Fund has paid the option premium for both credit derivative transactions being considered, the financial risk of the transactions is initially limited to the amount of the premium paid and to the marked-to-market value of the option at a future date. In addition to the option expiring worthless, there are various other ways for financial risk to occur in such derivatives. Even though major financial and broker/dealer organizations are the usual counterparties, anyone entering into such agreements must carefully consider the other party's credit worthiness and its ability to perform its obligations. In addition, because credit derivatives are highly specialized investments and are not traded on any securities exchange, market liquidity may also be a risk at certain times. Further, such derivatives are not regulated by either the Commodities Futures Trading Commission or the Securities and Exchange Commission. Nonetheless, the liquidity and transparency of credit derivatives has increased significantly over the past several years, and we believe that having the ability to use them is in the best interest of shareholders.

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
FINANCIAL DATA
PER SHARE OF COMMON STOCK
------------------------------------------------------------------


                                                                      TOTAL                               DIVIDEND
                                                                    DIVIDENDS  NET ASSET      NYSE      REINVESTMENT
                                                                      PAID       VALUE    CLOSING PRICE   PRICE (1)
                                                                    --------   --------   -------------   ---------
December 31, 2003 Extra .........................................    $0.0300    $12.63       $14.36         $13.64
December 31, 2003 ...............................................     0.0755     12.63        14.36          13.64
January 31, 2004 ................................................     0.0755     12.89        14.80          14.06
February 29, 2004 ...............................................     0.0755     13.01        14.57          13.84
March 31, 2004 ..................................................     0.0755     12.99        14.80          14.06
April 30, 2004 ..................................................     0.0755     12.68        12.97          12.68
May 31, 2004 ....................................................     0.0755     12.26        13.25          12.59

--------------
(1) Whenever the net asset value per share of the Fund's common stock is less than or equal to the market price per share on the payment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of common stock will be purchased in the open market.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
                                                        PORTFOLIO OF INVESTMENTS
                                                        MAY 31, 2004 (UNAUDITED)
                                             -----------------------------------

                                                                        VALUE
SHARES/$ PAR                                                          (NOTE 1)
------------                                                          --------

PREFERRED SECURITIES -- 91.2%
  ADJUSTABLE RATE PREFERRED SECURITIES -- 9.2%
         BANKING -- 8.9%
   75,000   Cobank, ACB,
              Adj. Rate Pfd., 144A**** ..........................   $ 4,144,125*
            J.P. Morgan Chase & Co.:
   73,400     Adj. Rate Pfd. ....................................     3,708,535*
  118,625     Series A, Adj. Rate Pfd. ..........................    10,943,157*
                                                                    -----------
            TOTAL BANKING ADJUSTABLE RATE
             PREFERRED SECURITIES ...............................    18,795,817
                                                                    -----------
         UTILITIES -- 0.3%
   12,265   Northern Indiana Public Service Company,
              Series A, Adj. Rate Pfd. ..........................       640,846*
                                                                    -----------
            TOTAL ADJUSTABLE RATE PREFERRED
             SECURITIES .........................................    19,436,663
                                                                    -----------
  FIXED RATE PREFERRED SECURITIES -- 81.0%
         BANKING -- 15.3%
            ABN AMRO North America, Inc.:
    1,165     6.46% Pfd., 144A**** ..............................     1,208,221*
    3,500     6.59% Pfd., 144A**** ..............................     3,694,687*
            BNP Paribas,
$2,250,000    First Hawaiian Capital I,
              8.343% 07/01/27 Capital Security,
              Series B ..........................................     2,503,012
            Citigroup, Inc.:
   82,435     5.864% Pfd., Series M .............................     4,038,903*
   10,500     6.213% Pfd., Series G .............................       529,672*
   43,000     6.231% Pfd., Series H .............................     2,186,335*
   21,350     6.365% Pfd., Series F .............................     1,094,508*
   45,000   Cobank, ACB,
              7.00% Pfd., 144A**** ..............................     2,393,325*
 $500,000   Comerica (Imperial) Capital Trust I,
              9.98% 12/31/26 Pfd. Capital Security,
              Series B ..........................................       601,123
            Deutsche Bank:
 $150,000     BT Capital Trust B,
              7.90% 01/15/27 Series B1,
              Capital Security ..................................       161,180
 $660,000     BT Preferred Capital Trust II,
              7.875% 02/25/27 Capital Security ..................       707,428



                                                                       VALUE
SHARES/$ PAR                                                          (NOTE 1)
------------                                                          --------

$4,349,000  GreenPoint Capital Trust I,
              9.10% 06/01/27 Capital Security ...................   $ 4,961,796
    4,900   HSBC USA, Inc.,
              $2.8575 Pfd. ......................................       243,383*
   36,500   J.P.  Morgan Chase & Co.,
              6.625% Pfd., Series H .............................     1,950,743*
$1,350,000  Keycorp Institutional Capital B,
              8.25% 12/15/26 Capital Security ...................     1,486,708
$1,500,000  North Fork Capital Trust I,
              8.70% 12/15/26 Capital Security ...................     1,675,050
            Wachovia Corporation:
$ 719,000     First Union Institutional Capital I,
              8.04% 12/01/26 Capital Security ...................       783,663
$1,885,000    First Union Institutional Capital II,
              7.85% 01/01/27 Capital Security ...................     2,032,699
                                                                    -----------
            TOTAL BANKING FIXED RATE
             PREFERRED SECURITIES ...............................    32,252,436
                                                                    -----------
         FINANCIAL SERVICES -- 12.9%
            Bear Stearns Companies, Inc.:
   63,750     5.49% Pfd., Series G ..............................     2,967,244*
  100,323     5.72% Pfd., Series F ..............................     4,769,857*
   25,500   Freddie Mac,
              5.10% Pfd., Series H ..............................     1,130,160*
            Lehman Brothers Holdings, Inc.:
   60,150     5.67% Pfd., Series D ..............................     2,849,907*
  159,505     5.94% Pfd., Series C ..............................     7,787,034*
   64,000     6.50% Pfd., Series F ..............................     1,654,080*
  113,400   SLM Corporation,
              6.97% Pfd., Series A ..............................     6,034,014*
                                                                    -----------
            TOTAL FINANCIAL SERVICES FIXED
             RATE PREFERRED SECURITIES ..........................    27,192,296
                                                                    -----------
         INSURANCE -- 6.7%
    5,850   Everest Re Capital Trust II,
              6.20% Pfd., Series B ..............................       130,045
            The St. Paul Companies, Inc.,
$4,895,000    MMI Capital Trust I,
              7.625% 12/15/27 Capital Security,
              Series B ..........................................      5,094,961
$5,734,000  UnumProvident Corporation,
              Provident Financing Trust I,
              7.405% 03/15/38 Capital Security ..................      4,668,680

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
MAY 31, 2004 (UNAUDITED)
-----------------------------------

                                                                        VALUE
SHARES/$ PAR                                                          (NOTE 1)
------------                                                          --------

PREFERRED SECURITIES-- (CONTINUED)
  FIXED RATE PREFERRED SECURITIES --  (CONTINUED)
         INSURANCE -- (CONTINUED)
            Zurich RegCaPS Fund Trust I:
    2,600     6.01% Pfd., 144A**** ..............................   $ 2,656,576*
    1,600     6.58%, Pfd., 144A**** .............................     1,618,632*
                                                                    -----------
            TOTAL INSURANCE FIXED RATE
             PREFERRED SECURITIES ...............................    14,168,894
                                                                    -----------
         UTILITIES -- 39.8%
            Alabama Power Company:
    4,980     4.60% Pfd. ........................................       421,183*
    6,485     4.72% Pfd. ........................................       562,768*
      868     4.92% Pfd. ........................................        78,519*
   43,400     5.20% Pfd. ........................................     1,028,146*
  225,000     5.30% Pfd. ........................................     5,341,500*
    2,049   Appalachian Power Company,
              5.92% Sinking Fund Pfd. ...........................       206,109*
   23,750   Avista Corporation,
              $6.95 Sinking Fund Pfd., Series K .................     2,360,037*
   10,000   Boston Edison Company,
              4.78% Pfd. ........................................       864,350*
            CenterPoint Energy, Inc.:
$3,750,000    Houston Light & Power, Capital Trust II,
              8.257%, 02/01/37 Capital Security,
              Series B ..........................................     3,731,250
   25,921     REI Trust I,
              7.20% TOPrS, Series C .............................       612,513
    1,628   Central Hudson Gas & Electric Corporation,
              4.35% Pfd., Series D, Pvt. ........................       122,108*
            Central Illinois Light Company:
   10,000     4.64% Pfd. ........................................       832,250*
    7,000     5.85% Sinking Fund Pfd. ...........................       707,175*
    8,160   Central Illinois Public Service Company,
              4.90% Pfd. ........................................       716,611*
    3,798   Central Maine Power Company,
              4.75% Pfd. ........................................       303,289*
   22,238   Central Vermont Public Service Corporation,
              8.30% Pvt. Sinking Fund Pfd. ......................     2,315,198*
            Connecticut Light & Power Company:
      900     4.50% Pfd. ........................................        32,184*
    2,900     $2.20 Pfd., Series 1949 ...........................       107,256*
    8,200     $3.24 Pfd. ........................................       402,456*

                                                                        VALUE
SHARES/$ PAR                                                          (NOTE 1)
------------                                                          --------

    2,000   Consolidated Edison Company of New York,
              4.65% Pfd., Series C ..............................   $   166,060*
    6,000   Constellation Energy Group,
              Baltimore Gas & Electric Company,
              6.70% Pfd., Series 1993 ...........................       628,740*
            Duke Energy Corporation:
    8,004     4.50% Pfd., Series C, Pvt. ........................       630,755*
   13,400     6.75%, Series X, Sinking Fund Pfd. ................     1,386,230*
   34,943     7.85% Pfd., Series S ..............................     3,628,306*
            Duquesne Light Company:
   15,030     3.75% Pfd. ........................................       446,541*
   31,650     6.50% Pfd. ........................................     1,568,257*
    5,000   Energy East Capital Trust I,
              8.25% TOPrS .......................................       129,750
            Entergy Arkansas, Inc.:
    2,840     4.56% Pfd. ........................................       208,442*
    3,050     4.56% Pfd., Series 1965 ...........................       223,855*
    1,050     6.08% Pfd. ........................................        98,889*
   13,500     7.40% Pfd. ........................................     1,406,092*
    5,880     7.80% Pfd. ........................................       615,607*
    2,000     7.88% Pfd. ........................................       208,930*
   23,814     $1.96 Pfd. ........................................       604,876*
    2,441   Entergy Gulf States, Inc.,
              7.56% Pfd. ........................................       248,726*
            Entergy Louisiana, Inc.:
      299     5.16% Pfd. ........................................        24,140*
      705     6.44% Pfd. ........................................        67,416*
    4,074     7.36% Pfd. ........................................       424,368*
  175,000     8.00% Pfd., Series 92 .............................     4,417,875*
            Entergy Mississippi, Inc.:
    3,791     4.36% Pfd. ........................................       258,603*
    8,500     7.44% Pfd. ........................................       881,578*
            Florida Power Company:
   10,000     4.58% Pfd. ........................................       803,800*
    2,000     4.75% Pfd. ........................................       166,000*
            Great Plains Energy, Inc.:
    1,625     4.20% Pfd. ........................................       110,508*
    2,000     4.35% Pfd. ........................................       140,870*
            Hawaiian Electric Company, Inc.:
    1,411     5.00% Pfd., Series D ..............................        24,135*
    6,688     5.00% Pfd., Series E ..............................       114,398*
    5,291   Idaho Power Company,
              7.68% Pfd., Series 1 ..............................       547,222*

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                        MAY 31, 2004 (UNAUDITED)
                                            ------------------------------------

                                                                        VALUE
SHARES/$ PAR                                                          (NOTE 1)
------------                                                          --------
PREFERRED SECURITIES-- (CONTINUED)
  FIXED RATE PREFERRED SECURITIES --  (CONTINUED)
         UTILITIES -- (Continued)
    8,000   Indiana Michigan Power Company,
              6.875% Sinking Fund Pfd. ..........................  $   811,160*
   30,500   Indianapolis Power & Light Company,
              5.65% Pfd. ........................................    2,625,440*
  340,000   Interstate Power & Light Company,
              8.375% Pfd., Series B .............................   10,434,600*
    2,588   New York State Electric & Gas,
              $4.50 Pfd., Series 1949 ...........................      198,306*
            Ohio Power Company:
    3,018     4.20% Pfd. ........................................      223,030*
    1,251     4.40% Pfd. ........................................       96,852*
    1,724     5.90% Sinking Fund Pfd. ...........................      172,512*
            PECO Energy Company:
    1,100     $4.30 Pfd., Series B ..............................       80,988*
    5,000     $4.40 Pfd., Series C ..............................      383,125*
            PacifiCorp:
    5,672     $4.56 Pfd. ........................................      448,996*
    6,458     $4.72 Pfd. ........................................      529,136*
   14,000     $7.48 Sinking Fund Pfd. ...........................    1,453,480*
            Pacific Enterprises:
   13,680     $4.36 Pfd. ........................................    1,022,580*
   24,985     $4.50 Pfd. ........................................    1,927,593*
   15,730     $4.75 Pfd., Series 53 .............................    1,280,973*
   19,931   Portland General Electric,
              7.75%, Sinking Fund Pfd. ..........................    2,052,893*
            Potomac Electric Power Company:
    2,493     $2.44 Pfd., Series 1957 ...........................      107,137*
   19,209     $3.40 Sinking Fund Pfd. ...........................      962,179*
            Public Service Enterprise Group, Inc.:
   10,900     Enterprise Capital Trust I,
              7.44% TOPrS, Series A .............................      269,557
   14,020     Public Service Electric & Gas Company,
              5.28% Pfd., Series E ..............................    1,240,910*
            San Diego Gas & Electric Company:
   40,000     $1.70 Pfd .........................................    1,045,800*
   34,000     $1.7625 Sinking Fund Pfd. .........................      869,720*
            South Carolina Electric & Gas Company:
   14,226     5.125% Purchase Fund Pfd., Pvt. ...................      696,220*
    7,774     6.00% Purchase Fund Pfd., Pvt. ....................      396,707*

                                                                        VALUE
SHARES/$ PAR                                                          (NOTE 1)
------------                                                          --------

   60,000   Southern Union Company,
              7.55% Pfd. ........................................  $ 1,582,800*
            TXU US Holdings Company:
 $750,000     TXU Electric Capital V,
              8.175% 01/30/37 Capital Security ..................      816,188
   10,000     $4.00 Pfd., Series TES ............................      666,950*
    5,600   Union Electric Company,
              4.56% Pfd. ........................................      467,292*
            Virginia Electric & Power Company:
    1,665     $4.04 Pfd. ........................................      122,344*
    2,270     $4.20 Pfd. ........................................      173,417*
    1,673     $4.80 Pfd. ........................................      146,061*
    2,878     $6.98 Pfd. ........................................      297,254*
   12,500     $7.05 Pfd. ........................................    1,291,625*
    2,262   Washington Gas & Light Company,
              $4.25 Pfd. ........................................      177,805*
   12,863   Wisconsin Power & Light Company,
              6.20% Pfd. ........................................    1,321,416*
            Xcel  Energy, Inc.:
   15,000     $4.08 Pfd., Series B ..............................    1,025,775*
   20,040     $4.10 Pfd., Series C ..............................    1,377,149*
   35,510     $4.11 Pfd., Series D ..............................    2,446,284*
   17,750     $4.16 Pfd., Series E ..............................    1,237,708*
   10,000     $4.56 Pfd., Series G ..............................      764,300*
                                                                   -----------
            TOTAL UTILITIES FIXED RATE PREFERRED
             SECURITIES .........................................   84,170,133
                                                                   -----------
         OIL AND GAS -- 4.0%
   17,200   Anadarko Petroleum Corporation,
              5.46% Pfd. ........................................    1,719,914*
            ENI, S.p.A.:,
   10,000     Lasmo America Limited,
              8.15% Pfd., 144A**** ..............................    1,129,500*
    5,225   EOG Resources, Inc.,
              7.195% Pfd., Series B .............................    5,623,040*
                                                                   -----------
            TOTAL OIL AND GAS FIXED RATE
             PREFERRED SECURITIES ...............................    8,472,454
                                                                   -----------
         MISCELLANEOUS INDUSTRIES -- 2.3%
   13,600   E.I. Du Pont de Nemours and Company,
              $4.50 Pfd., Series B ..............................    1,140,156*
   36,200   Farmland Industries, Inc.,
              8.00% Pfd., 144A**** ..............................       27,150*+

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
MAY 31, 2004 (UNAUDITED)
-----------------------------------

                                                                        VALUE
SHARES/$ PAR                                                          (NOTE 1)
------------                                                          --------

PREFERRED SECURITIES -- (CONTINUED)
  FIXED RATE PREFERRED SECURITIES --  (CONTINUED)
         MISCELLANEOUS INDUSTRIES -- (CONTINUED)
   40,000   Health Care Property Investments,
              7.10% Pfd., REIT, Series F ........................ $    961,800
   30,500   Ocean Spray Cranberries, Inc.,
              6.25% Pfd., 144A**** ..............................    2,356,278*
   26,000   Touch America Holdings,
              $6.875 Pfd. .......................................      364,000*+
                                                                  ------------
            TOTAL MISCELLANEOUS INDUSTRIES
             FIXED RATE PREFERRED SECURITIES ....................    4,849,384
                                                                  ------------
            TOTAL FIXED RATE PREFERRED
             SECURITIES ......................................... $171,105,597
                                                                  ------------
  INVERSE FLOATING RATE PREFERRED -- 1.0%
       18   Premium Assets, Series A,
              Zurich Financial Reg. Capital .....................    2,077,915*
                                                                  ------------
            TOTAL PREFERRED SECURITIES
             (Cost $180,949,673) ................................  192,620,175
                                                                  ------------
CORPORATE DEBT SECURITY -- 1.0%  (Cost $2,245,426)
   85,900   Nexen, Inc.,
              7.35% Subordinated Notes ..........................    2,183,578
                                                                  ------------
COMMON STOCK AND CONVERTIBLE SECURITIES -- 4.0%
   97,500   Duke Energy Corporation .............................    1,950,488*
   80,000   FPL Group, Inc.,
              8.50% Pfd. Mandatory Convertible
              02/16/05 ..........................................    4,376,400
   30,000   TXU Corporation,
              8.75% Pfd. Mandatory Convertible
              11/16/05 ..........................................    1,333,500
   25,000   UnumProvident Corporation,
              8.25% Pfd. Mandatory Convertible
              05/15/06 ..........................................      768,250
                                                                  ------------
            TOTAL COMMON STOCK AND
             CONVERTIBLE SECURITIES
             (Cost $8,266,366) ..................................    8,428,638
                                                                  ------------


OPTION CONTRACTS -- 2.1%  (Cost $5,971,266)
    1,377   Put Options on U.S. Treasury Bond,
              September Futures, Expiring 08/27/04 ..............    4,516,172+
                                                                  ------------

                                                                        VALUE
SHARES/$ PAR                                                          (NOTE 1)
------------                                                          --------

MONEY MARKET FUND -- 0.9%  (Cost $1,905,354)
1,905,354   BlackRock Provident Institutional
              TempFund, 0.91% ................................... $  1,905,354
                                                                  ------------
TOTAL INVESTMENTS (Cost $199,338,085***)            99.2%          209,653,917
OTHER ASSETS AND LIABILITIES (Net) .....             0.8%            1,660,278
                                                    ----          ------------
TOTAL NET ASSETS AVAILABLE TO COMMON
AND PREFERRED STOCK ....................           100.0%++       $211,314,195
                                                    ----          ------------
MONEY MARKET CUMULATIVE PREFERREDTM STOCK
(MMP(R)) REDEMPTION VALUE                                          (70,000,000)
ACCUMULATED UNDECLARED DISTRIBUTIONS
TO MMP(R)                                                              (57,363)
                                                                  ------------
TOTAL NET ASSETS AVAILABLE TO COMMON STOCK                        $141,256,832
                                                                  ============

--------------
*    Securities eligible for the Dividends Received Deduction
     and distributing Qualified Dividend Income.
**   Securities distributing Qualified Dividend Income only.
***  Aggregate cost of securities held.
**** Securities exempt from  registration  under Rule 144A of the Securities Act of 1933. These securities may by resold in transactions exempt from registration to qualified institutional buyers.
+    Non-income producing.
++ The percentage shown for each investment category is the total value of that category as a percentage of net assets available to Common and Preferred Stock.

ABBREVIATIONS (Note 7):
REIT    --  Real Estate Investment Trust
TOPRS   --  Trust Originated Preferred Securities
PFD.    --  Preferred Securities
PVT.    --  Private Placement Securities

Capital Securities are treated as debt instruments for financial statement purposes and the amounts shown in the Shares/$ Par column are dollar amounts of par value.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
                                             STATEMENT OF ASSETS AND LIABILITIES
                                                        MAY 31, 2004 (UNAUDITED)
              ------------------------------------------------------------------

ASSETS:
   Investments, at value (Cost $199,338,085)
      (See accompanying Portfolio of Investments) ..............................                      $   209,653,917
   Receivable for Investments sold .............................................                               53,979
   Dividends and interest receivable ...........................................                            1,768,092
   Prepaid expenses ............................................................                              174,737
                                                                                                      ---------------
           Total Assets ........................................................                          211,650,725

LIABILITIES:
   Dividends payable to Common Shareholders ....................................        $134,659
   Investment advisory fee payable .............................................         100,392
   Administration, Transfer Agent and Custodian fees and
     expenses payable ..........................................................          36,628
   Professional fees payable ...................................................          31,711
   Directors' fees payable .....................................................           1,159
   Accrued expenses and other payables .........................................          31,981
   Accumulated undeclared distributions to Money Market
     Cumulative Preferred(TM)Stock .............................................          57,363
                                                                                    ------------
           Total Liabilities ...................................................                              393,893
                                                                                                      ---------------
MONEY MARKET CUMULATIVE PREFERRED(TM) STOCK (700 SHARES OUTSTANDING)
   REDEMPTION VALUE ............................................................                           70,000,000
                                                                                                      ---------------
NET ASSETS AVAILABLE TO COMMON STOCK ...........................................                      $   141,256,832
                                                                                                      ===============

NET ASSETS AVAILABLE TO COMMON STOCK consist of:
   Undistributed net investment income .........................................                      $        52,010
   Accumulated net realized loss on investments sold ...........................                           (2,403,077)
   Unrealized appreciation of investments ......................................                           10,315,832
   Par value of Common Stock ...................................................                              115,239
   Paid-in capital in excess of par value of Common Stock ......................                          133,176,828
                                                                                                      ---------------
           Total Net Assets Available to Common Stock ..........................                      $   141,256,832
                                                                                                      ===============

NET ASSET VALUE PER SHARE OF COMMON STOCK:
     Common Stock (11,523,902 shares outstanding) ..............................                      $         12.26
                                                                                                      ===============

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MAY 31, 2004 (UNAUDITED)
------------------------------------------------------------------

INVESTMENT INCOME:
     Dividends++ ...............................................................                       $    5,523,629
     Interest ..................................................................                            1,263,487
                                                                                                       --------------
          Total Investment Income ..............................................                            6,787,116

EXPENSES:
     Investment advisory fee ...................................................     $   604,945
     Administrator's fee .......................................................         103,421
     Money Market Cumulative Preferred(TM)Stock broker commissions
        and auction agent fees .................................................          94,759
     Professional fees .........................................................          57,850
     Insurance expense .........................................................         121,671
     Shareholder servicing agent fees and expenses .............................          35,563
     Directors' fees and expenses ..............................................          37,449
     Custodian fees and expenses ...............................................          12,139
     Other .....................................................................          45,469
                                                                                     -----------
          Total Expenses .......................................................                            1,113,266
                                                                                                       --------------
NET INVESTMENT INCOME ..........................................................                            5,673,850
                                                                                                       --------------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
     Net realized gain on investments sold during the period ...................                            5,981,330
     Change in unrealized depreciation of investments during the period ........                           (9,572,312)
                                                                                                       --------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS ................................                           (3,590,982)
                                                                                                       --------------

DISTRIBUTIONS TO MONEY MARKET CUMULATIVE PREFERRED(TM)
   STOCK SHAREHOLDERS:
     From net investment income (including changes in accumulated
        undeclared distributions) ..............................................                             (425,200)
                                                                                                       --------------
NET INCREASE IN NET ASSETS TO COMMON STOCK
   RESULTING FROM OPERATIONS ...................................................                       $    1,657,668
                                                                                                       ==============

--------------------
 ++ For Federal income tax purposes, a significant portion of this amount does not qualify for the Inter-corporate dividends received deduction ("DRD") or as Qualified Dividend Income ("QDI") for individuals.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
                                             STATEMENTS OF CHANGES IN NET ASSETS
              ------------------------------------------------------------------



                                                                                  SIX MONTHS ENDED
                                                                                    MAY 31, 2004          YEAR ENDED
                                                                                     (UNAUDITED)       NOVEMBER 30, 2003
                                                                                  ----------------     -----------------
OPERATIONS:
     Net investment income .....................................................  $     5,673,850      $    11,682,749
     Net realized gain on investments sold during the period ...................        5,981,330            2,447,429
     Change in net unrealized (depreciation)/appreciation of
        investments sold during the period .....................................       (9,572,312)          18,626,279
     Distributions to Money Market Cumulative  Preferred(TM) Stock
        Shareholders from net investment income, including changes in
        accumulated undeclared distributions ...................................         (425,200)            (920,912)
                                                                                  ---------------      ---------------
     Net increase in net assets resulting from operations ......................        1,657,668           31,835,545

DISTRIBUTIONS:
     Dividends paid from net investment income to Common Stock
        Shareholders ...........................................................       (5,552,966)         (11,222,895)
     Distributions paid from net realized capital gains to Common Stock
        Shareholders ...........................................................               --                   --
                                                                                  ---------------      ---------------
     Total Distributions to Common Stock Shareholders ..........................       (5,552,966)         (11,222,895)

FUND SHARE TRANSACTIONS:
     Increase from Common Stock transactions ...................................          849,208            1,431,926
                                                                                  ---------------      ---------------
     Net increase in net assets available to Common Stock resulting
        from Fund share transactions ...........................................          849,208            1,431,926

NET (DECREASE)/INCREASE IN NET ASSETS AVAILABLE
    TO COMMON STOCK FOR THE PERIOD .............................................       (3,046,090)          22,044,576

NET ASSETS AVAILABLE TO COMMON STOCK:
     Beginning of period .......................................................      144,302,922          122,258,346
                                                                                  ---------------      ---------------
     End of period (including undistributed net investment income of
        $52,010 and $356,326, respectively) ....................................  $   141,256,832      $   144,302,922
                                                                                  ===============      ===============



    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
FINANCIAL HIGHLIGHTS
FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
------------------------------------------------------------------

     Contained below is per share operating performance data, total investment returns, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements and market price data for the Fund's shares.


                                                         SIX MONTHS ENDED                  YEAR ENDED NOVEMBER 30,
                                                           MAY 31, 2004    ---------------------------------------------------------
                                                            (UNAUDITED)      2003       2002         2001         2000       1999
                                                            -----------    --------    -------      -------      -------    -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ....................   $     12.59    $  10.78    $ 11.60      $ 10.68      $ 11.50    $ 13.50
                                                            -----------    --------    -------      -------      -------    -------
INVESTMENT OPERATIONS:
Net investment income ...................................          0.49        1.02       1.07         1.10         1.18       1.14
Net realized and unrealized gain/(loss) on investments ..         (0.30)       1.85      (0.87)        0.89        (0.33)     (1.24)

DISTRIBUTIONS TO MMP(R)* SHAREHOLDERS:
From net investment income ..............................         (0.04)      (0.08)     (0.11)       (0.25)       (0.32)     (0.25)
From net realized capital gains .........................            --          --         --           --        (0.02)     (0.09)
                                                            -----------    --------    -------      -------      -------    -------
Total from investment operations. .......................          0.15        2.79       0.09         1.74         0.51      (0.44)
                                                            -----------    --------    -------      -------      -------    -------
DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income ..............................         (0.48)      (0.98)     (0.91)       (0.82)       (0.91)     (0.96)
From net realized capital gains .........................            --          --         --           --        (0.42)     (0.60)
                                                            -----------    --------    -------      -------      -------    -------
Total distributions .....................................         (0.48)      (0.98)     (0.91)       (0.82)       (1.33)     (1.56)
                                                            -----------    --------    -------      -------      -------    -------
Net asset value, end of period ..........................   $     12.26    $  12.59    $ 10.78      $ 11.60      $ 10.68    $ 11.50
                                                            ===========    ========    =======      =======      =======    =======
Market value, end of period .............................   $     13.25    $  13.51    $ 11.72      $ 11.27      $  9.56    $ 10.50
                                                            ===========    ========    =======      =======      =======    =======
Total investment return based on net asset value**** ....          0.93%***   26.57%      0.63%       16.97%        5.88%    (2.99)%
                                                            ===========    ========    =======      =======      =======    =======
Total investment return based on market value**** .......          1.65%***   24.92%     12.61%       26.95%        3.80%    (7.12)%
                                                            ===========    ========    =======      =======      =======    =======
RATIOS TO AVERAGE NET ASSETS AVAILABLE
  TO COMMON STOCK SHAREHOLDERS:
     Total net assets, end of period (in 000's) .........   $   141,257    $144,303   $122,258     $129,792     $119,069   $128,200
     Operating expenses. ................................          1.52%**     1.54%      1.56%        1.61%        1.59%      1.53%
     Net investment income+ .............................          7.16%**     7.85%      8.67%        7.63%        7.93%      6.81%

---------------------------------------------------
SUPPLEMENTAL DATA:++
     Portfolio turnover rate. ...........................            20%***      28%        29%          41%          67%        64%
     Total net assets available to Common and Preferred Stock,
       end of period (in 000's) .........................   $   211,314    $214,411   $192,361     $200,228     $189,666   $199,060
     Ratio of operating expenses to total average net assets
       available to Common and Preferred Stock ..........          1.03%**     1.02%      1.00%        1.03%        1.00%      1.01%

   *  Money Market Cumulative Preferred(TM) Stock.
  **  Annualized.
 ***  Not Annualized.
**** Assumes reinvestment of distributions at the price obtained by the Fund's Dividend Reinvestment Plan.
  + The net investment income ratios reflect income net of operating expenses and payments to MMP(R)* Shareholders.
 ++   Information presented under heading Supplemental Data includes MMP(R)*.


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
                                                FINANCIAL HIGHLIGHTS (CONTINUED)
              ------------------------------------------------------------------
      The table below sets out information with respect to Money Market Cumulative Preferred(TM) Stock currently outstanding.

                                                                                      INVOLUNTARY                  AVERAGE
                                                                  ASSET               LIQUIDATING                  MARKET
                                    TOTAL SHARES                 COVERAGE              PREFERENCE                   VALUE
                 DATE              OUTSTANDING (1)              PER SHARE (3)          PER SHARE (2)           PER SHARE (1) & (2)
             -------------    ----------------------     ----------------------      ----------------        ---------------------
               05/31/04*               700                     $301,878                 $100,000                   $100,000
               11/30/03                700                      306,301                  100,000                    100,000
               11/30/02                700                      274,802                  100,000                    100,000
               11/30/01                700                      286,040                  100,000                    100,000
               11/30/00                700                      270,952                  100,000                    100,000
               11/30/99                700                      284,371                  100,000                    100,000
               11/30/98                700                      315,271                  100,000                    100,000

---------------
(1) See Note 6.
(2) Excludes accumulated undeclared dividends.
(3) Calculated by subtracting the Fund's total liabilities (excluding the MMP(R)) from the Fund's total assets and dividing that amounT by the number of MMP(R) shares outstanding.
*   Unaudited.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
------------------------------------------------------------------

1.   ORGANIZATION

     Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated (the "Fund", formerly known as Preferred Income Opportunity Fund Incorporated) was incorporated as a Maryland corporation on December 10, 1991, and commenced operations on February 13, 1992 as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund's investment objective is to provide its common shareholders with high current income consistent with the preservation of capital.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     PORTFOLIO VALUATION: The net asset value of the Fund's Common Stock is determined by the Fund's Administrator no less frequently than on the last business day of each week and month. It is determined by dividing the value of the Fund's net assets available to Common Stock by the number of shares of Common Stock outstanding. The value of the Fund's net assets attributable to Common Stock is deemed to equal the value of the Fund's total assets less (i) the Fund's liabilities, (ii) the aggregate liquidation value of the outstanding Money Market Cumulative Preferred(TM) Stock ("MMP(R)") and (iii) accumulated and unpaid dividends on the outstanding MMP(R).

     Securities listed on a national securities exchange are valued on the basis of the last sale on such exchange on the day of valuation, except as described hereafter. In the absence of sales of listed securities and with respect to (a) securities for which the most recent sale prices are not deemed to represent fair market value and (b) unlisted securities (other than money market instruments), securities are valued at the mean between the closing bid and asked prices when quoted prices for investments are readily available. Investments in over-the-counter derivative instruments, such as interest rate swaps and options thereon ("swaptions") are valued at the prices obtained from the broker/dealer or bank that is the counterparty to such instrument, subject to comparison of such valuation with a valuation obtained from a broker/dealer or bank that is not a counterparty to the particular derivative instrument. Investments for which market quotations are not readily available or for which management determines that the prices are not reflective of current market conditions are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including reference to valuations of other securities which are comparable in quality, maturity and type. Investments in money market instruments, which mature in 60 days or less, are valued at amortized cost. Investments in money market funds are valued at the net asset value of such funds.

--------------------------------------------------------------------------------
              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
                           NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
              ------------------------------------------------------------------


     SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on ex-dividend dates. Interest income is recorded on an accrual basis. The Fund also amortizes premiums and accretes discounts on those fixed income securities, including capital securities and bonds, which trade and are quoted on an "accrued income" basis.

     OPTIONS: Upon the purchase of an option by the Fund, the total purchase price paid is recorded as an investment. The market valuation is determined as set forth in the preceding portfolio valuation paragraph. When the Fund enters into a closing sale transaction, the Fund will record a gain or loss depending on the difference between the purchase and sale price. The risks associated with purchasing options and the maximum loss the Fund would incur are limited to the purchase price originally paid.

     REPURCHASE AGREEMENTS: The Fund may engage in repurchase agreement transactions. The Fund's investment adviser reviews and approves the eligibility of the banks and dealers with which the Fund may enter into repurchase agreement transactions. The value of the collateral underlying such transactions is at least equal at all times to the total amount of the repurchase obligations, including interest. The Fund maintains possession of the collateral through its custodian and, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is the possibility of loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund expects to declare dividends on a monthly basis to Shareholders of Common Stock ("Shareholders"). The Shareholders of MMP(R) are entitled to receive cumulative cash dividends as declared by the Fund's Board oF Directors. Distributions to Shareholders are recorded on the ex-dividend date. Any net realized short-term capital gains will be distributed to Shareholders at least annually. Any net realized long-term capital gains may be distributed to Shareholders at least annually or may be retained by the Fund as determined by the Fund's Board of Directors. Capital gains retained by the Fund are subject to tax at the capital gains corporate tax rate. Subject to the Fund's qualifying as a regulated investment company, any taxes paid by the Fund on such net realized long-term gains may be used by the Fund's Shareholders as a credit against their own tax liabilities.

     FEDERAL INCOME TAXES: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of its taxable net investment income to its shareholders. Therefore, no Federal income tax provision is required.

     Income and capital gain distributions are determined and characterized in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to (1) differing treatments of income and gains on various investment securities held by the Fund, including timing differences, (2) the attribution of expenses against certain components of taxable

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
------------------------------------------------------------------

investment  income,  and  (3)  federal   regulations   requiring   proportionate
allocation of income and gains to all classes of shareholders.

     Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes, and may exclude amortization of premium on "accrued income" securities, which are not reflected in ordinary income for tax purposes. The tax character of distributions paid, including changes in accumulated undeclared distributions to MMP(R) Shareholders, during 2003 and year-to-date was as follows:

                    DISTRIBUTIONS PAID IN FISCAL YEAR 2004        DISTRIBUTIONS PAID IN FISCAL YEAR 2003
                    --------------------------------------        --------------------------------------
                    ORDINARY INCOME    LONG-TERM CAPITAL GAINS     ORDINARY INCOME    LONG-TERM CAPITAL GAINS
                    ---------------    -----------------------     ---------------    -----------------------
Common                     N/A                   N/A               $  11,222,895                 --
Preferred                  N/A                   N/A               $     920,912                 --

     As of November 30, 2003, the components of distributable earnings (i.e., ordinary income and capital gain/(loss)) available to Common and Preferred Stock Shareholders, on a tax basis were as follows:

                                     UNDISTRIBUTED               UNDISTRIBUTED                 UNREALIZED
  CAPITAL (LOSS) CARRYFORWARD       ORDINARY INCOME             LONG-TERM GAIN        APPRECIATION/(DEPRECIATION)
  ---------------------------       ---------------             --------------        ---------------------------
          $(7,603,945)                    $671,767                    --                     $19,107,682

     At November 30, 2003, the composition of the Fund's $7,603,945 accumulated realized capital losses was $5,163,910, $982,343 and $1,457,692 in 2000, 2001 and 2002, respectively. These losses may be carried forward and offset against any future capital gains through 2008, 2009 and 2010, respectively.

     EXCISE TAX: The Internal Revenue Code of 1986, as amended, imposes a 4% nondeductible excise tax on the Fund to the extent the Fund does not distribute by the end of any calendar year at least (1) 98% of the sum of its net investment income for that year and its capital gains (both long term and short term) for its fiscal year and (2) certain undistributed amounts from previous years. The Fund paid $20,449 of Federal excise taxes attributable to calendar year 2003 in March of 2004.

3. INVESTMENT ADVISORY FEE, DIRECTORS' FEES, ADMINISTRATION FEE, TRANSFER AGENT FEE AND CUSTODIAN FEE

     Flaherty & Crumrine Incorporated (the "Adviser") serves as the Fund's investment adviser. The Fund pays the Adviser a monthly fee at an annual rate of 0.625% of the value of the Fund's average monthly total net assets available to Common and Preferred Stock up to $100 million and 0.50% of the value of the Fund's average monthly total net assets available to Common and Preferred Stock in excess of $100 million.

--------------------------------------------------------------------------------
              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
                           NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
              ------------------------------------------------------------------

     The Fund currently pays each Director who is not a director, officer or employee of the Adviser a fee of $9,000 per annum, plus $500 for each in-person meeting of the Board of Directors or any committee and $150 for each telephone meeting. The Audit Committee Chairman receives an additional annual fee of $2,500. The Fund reimburses all Directors for travel and out-of-pocket expenses incurred in connection with such meetings.

     PFPC Inc., a member of the PNC Financial Services Group, Inc. ("PNC Financial Services"), serves as the Fund's Administrator and Transfer Agent. As Administrator, PFPC Inc. calculates the net asset value of the Fund's shares attributable to Common and Preferred Stock and generally assists in all aspects of the Fund's administration and operation. As compensation for PFPC Inc.'s services as Administrator, the Fund pays PFPC Inc. a monthly fee at an annual rate of 0.10% of the first $200 million of the Fund's average weekly total managed assets, 0.04% of the next $300 million of the Fund's average weekly total managed assets, 0.03% of the next $500 million of the Fund's average weekly total managed assets and 0.02% of the Fund's average weekly total managed assets above $1 billion.

     PFPC Inc. also serves as the Fund's Common Stock Servicing Agent (Transfer Agent), dividend-paying agent and registrar and, as compensation for PFPC Inc.'s services as such, the Fund pays PFPC Inc. a fee at an annual rate of 0.02% of the first $150 million of the Fund's average weekly net assets attributable to Common Stock, 0.01% of the next $350 million of the Fund's average weekly net assets attributable to Common Stock, 0.005% of the next $500 million of the Fund's average weekly net assets attributable to Common Stock and 0.0025% of the Fund's average weekly net assets attributable to Common Stock above $1 billion, plus certain out-of-pocket expenses. For the purpose of calculating such fee, the Fund's average weekly net assets attributable to Common Stock will be deemed to be the average weekly value of the Fund's total assets minus the sum of the Fund's liabilities and accumulated dividends, if any, on Preferred Stock. For this calculation, the Fund's liabilities are deemed to include the aggregate liquidation preference of any outstanding Fund preferred shares.

     PFPC Trust Company ("PFPC Trust") serves as the Fund's custodian. PFPC Trust is an indirect subsidiary of PNC Financial Services. As compensation for PFPC Trust's services as custodian, the Fund pays PFPC Trust a monthly fee at the annual rate of 0.010% of the first $200 million of the Fund's average weekly total managed assets, 0.008% of the next $300 million of the Fund's average weekly total managed assets, 0.006% of the next $500 million of the Fund's average weekly total managed assets, and 0.005% of the Fund's average weekly total managed assets above $1 billion.

4.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities for the six months ended May 31, 2004, excluding short-term investments, aggregated $41,272,260 and $44,463,505, respectively.

     At May 31, 2004, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $17,326,096 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $7,010,264.

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
------------------------------------------------------------------

5.   COMMON STOCK

     At May 31, 2004, 240,000,000 shares of $0.01 par value Common Stock were authorized.

     Common Stock transactions were as follows:

                                                                            SIX MONTHS ENDED                      YEAR ENDED
                                                                               5/31/04                             11/30/03
                                                                     ------------------------------     ----------------------------
                                                                      SHARES            AMOUNT             SHARES       AMOUNT
                                                                    ----------        ----------         ----------   -----------
Issued as reinvestment of dividends under the
   Dividend Reinvestment and Cash Purchase Plan .................     62,852            $849,208          119,617      $1,431,926
                                                                    ----------        ----------         ----------   -----------

6.   MONEY MARKET CUMULATIVE PREFERRED(TM) STOCK (MMP(R))

     The Fund's Articles of Incorporation authorize the issuance of up to 10,000,000 shares of $0.01 par value preferred stock. The MMP(R) is senior to the Common Stock and results in the financial leveraging of the Common Stock. Such leveraging tends to magnifY both the risks and opportunities to Common Stock Shareholders. Dividends on shares of MMP(R) are cumulative.

     The Fund is required to meet certain asset coverage tests with respect to the MMP(R). If the Fund fails to meet these requirementS and does not correct such failure, the Fund may be required to redeem, in part or in full, MMP(R) at a redemption price of $100,000 peR share plus an amount equal to the accumulated and unpaid dividends on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset requirements could restrict the Fund's ability to pay dividends to Common Stock Shareholders and could lead to sales of portfolio securities at inopportune times.

     If the Fund allocates any net gains or income ineligible for the Dividends Received Deduction to shares of the MMP(R), the Fund iS required to make additional distributions to MMP(R) Shareholders or to pay a higher dividend rate in amounts needed to provide A return, net of tax, equal to the return had such originally paid distributions been eligible for the Dividends Received Deduction.

     An auction of the MMP(R) is generally held every 49 days. Existing shareholders may submit an order to hold, bid or sell sucH shares at par value on each auction date. MMP(R) Shareholders may also trade shares in the secondary market between auction dates.

     At May 31, 2004, 700 shares of MMP(R) were outstanding at the annual rate of 1.20%. Additionally, on June 30, 2004 the auction rate was 1.60%. The dividend rate, as set by the auction process, is generally expected to vary with short-term interest rates. These rates may vary in a manner unrelated to the income received on the Fund's assets, which could have either a beneficial or detrimental impact on net investment income and gains available to Common Stock Shareholders. While the Fund expects to structure its portfolio holdings and hedging transactions to lessen such risks to Common Stock Shareholders, there can be no assurance that such results will be attained.

--------------------------------------------------------------------------------
              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
                           NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
                           -----------------------------------------------------

7.   PORTFOLIO INVESTMENTS, CONCENTRATION AND INVESTMENT QUALITY

     The Fund invests primarily in traditional DRD-eligible preferred securities (i.e., adjustable and fixed rate preferred and preference stocks) and similar hybrid, i.e., fully taxable, preferred securities. Under normal market conditions, at least 80% of the value of the Fund's net assets will be invested in preferred securities. Also, under normal market conditions, the Fund invests at least 25% of its assets in securities issued by utilities and a significant percentage, but no more than 25% of its assets, in securities issued by companies in the banking industry. Because of the Fund's concentration of investments in the utility industry and significant holdings in the banking industry, the ability of the fund to maintain its dividend and the value of the Fund's investments could be adversely affected by the possible inability of companies in these industries to pay dividends and interest on their securities and the ability of holders of securities of such companies to realize any value from the assets of the issuer upon liquidation or bankruptcy.

     The Fund may invest up to 25% of its assets at the time of purchase in securities rated below investment grade. These securities must be rated at least either "Ba3" by Moody's Investors Service, Inc. or "BB-" by Standard & Poor's or judged to be comparable in quality, in either case at the time of purchase; however, these securities must be issued by an issuer having a class of senior debt rated investment grade outstanding.

     The Fund may invest up to 15% of its assets in common stocks and, under normal market conditions, up to 20% of its assets in debt securities. Certain of its investments in hybrid, i.e., fully taxable, preferred securities, such as TOPrS, TIPS, QUIPS, MIPS, QUIDS, QUICS, QIB's, STOPS, CorTS, REIT, Capital Securities, and other similar or related investments, will be subject to the foregoing 20% limitation to the extent that, in the opinion of the Adviser, such investments are deemed to be debt-like in key characteristics. Typically, a security will not be considered debt-like if (a) an issuer can defer payment of income for eighteen months or more without triggering an event of default and
(b) such issue is a junior and fully subordinated liability of an issuer or its ultimate guarantor.

     The Fund may invest up to 30% of its total assets in the securities, other than money market securities, of companies organized or having their principal place of business outside the United States. All foreign securities held by the Fund will be denominated in U.S. dollars. The percentage limitation was instituted by the Fund's Board of Directors at its regular board meeting on April 23, 2004.

8.   SPECIAL INVESTMENT TECHNIQUES

     The Fund may employ certain investment techniques in accordance with its fundamental investment policies. These may include the use of when-issued and delayed delivery transactions. Securities purchased or sold on a when-issued or delayed delivery basis may be settled within 45 days after the date of the transaction. Such transactions may expose the Fund to credit and market valuation risk greater than that associated with regular trade settlement procedures. The Fund may also enter into transactions, in accordance with its fundamental investment policies, involving any or all of the following:

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
-----------------------------------------------------

lending of portfolio securities, short sales of securities, futures contracts, interest rate swaps, options on futures contracts, options on securities and swaptions. As in the case of when-issued securities, the use of over-the-counter derivatives, such as interest rate swaps and swaptions, may expose the Fund to greater credit, operations, and market value risk than is the case with regulated, exchange traded futures and options. With the exception of purchasing securities on a when-issued or delayed delivery basis or lending portfolio securities, these transactions are used for hedging or other appropriate risk-management purposes or, under certain other circumstances, to increase income. As of May 31, 2004, the Fund owned put options on U.S. Treasury bond futures contracts. No assurance can be given that such transactions will achieve their desired purposes or will result in an overall reduction of risk to the Fund.

--------------------------------------------------------------------------------
              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
                                              ADDITIONAL INFORMATION (UNAUDITED)
                                              ----------------------------------

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

     Under the Fund's Dividend Reinvestment and Cash Purchase Plan (the "Plan"), a shareholder whose Common Stock is registered in his or her own name will have all distributions reinvested automatically by PFPC Inc. as agent under the Plan, unless the shareholder elects to receive cash. Distributions with respect to shares registered in the name of a broker-dealer or other nominee (that is, in "street name") may be reinvested by the broker or nominee in additional shares under the Plan, but only if the service is provided by the broker or nominee, unless the shareholder elects to receive distributions in cash. A shareholder who holds Common Stock registered in the name of a broker or other nominee may not be able to transfer the Common Stock to another broker or nominee and continue to participate in the Plan. Investors who own Common Stock registered in street name should consult their broker or nominee for details regarding reinvestment.

     The number of shares of Common Stock distributed to participants in the Plan in lieu of a cash dividend is determined in the following manner. Whenever the market price per share of the Fund's Common Stock is equal to or exceeds the net asset value per share on the valuation date, participants in the Plan will be issued new shares valued at the higher of net asset value or 95% of the then current market value. Otherwise, PFPC Inc. will buy shares of the Fund's Common Stock in the open market, on the New York Stock Exchange or elsewhere, on or shortly after the payment date of the dividend or distribution and continuing until the ex-dividend date of the Fund's next distribution to holders of the Common Stock or until it has expended for such purchases all of the cash that would otherwise be payable to the participants. The number of purchased shares that will then be credited to the participants' accounts will be based on the average per share purchase price of the shares so purchased, including brokerage commissions. If PFPC Inc. commences purchases in the open market and the then current market price of the shares (plus any estimated brokerage commissions) subsequently exceeds their net asset value most recently determined before the completion of the purchases, PFPC Inc. will attempt to terminate purchases in the open market and cause the Fund to issue the remaining dividend or distribution in shares. In this case, the number of shares received by the participant will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues the remaining shares. These remaining shares will be issued by the Fund at the higher of net asset value or 95% of the then current market value.

     Plan participants are not subject to any charge for reinvesting dividends or capital gains distributions. Each Plan participant will, however, bear a proportionate share of brokerage commissions incurred with respect to PFPC Inc.'s open market purchases in connection with the reinvestment of dividends or capital gains distributions. For the period ended May 31, 2004, no brokerage commissions were incurred.

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
------------------------------------------------------------------

     The automatic reinvestment of dividends and capital gains distributions will not relieve Plan participants of any income tax that may be payable on the dividends or capital gains distributions. A participant in the Plan will be treated for Federal income tax purposes as having received, on the dividend payment date, a dividend or distribution in an amount equal to the cash that the participant could have received instead of shares.

     In addition to acquiring shares of Common Stock through the reinvestment of cash dividends and distributions, a shareholder may invest any further amounts from $100 to $3,000 semi-annually at the then current market price in shares purchased through the Plan. Such semi-annual investments are subject to any brokerage commission charges incurred by PFPC Inc. under the Plan.

     A shareholder whose Common Stock is registered in his or her own name may terminate participation in the Plan at any time by notifying PFPC Inc. in writing, by completing the form on the back of the Plan account statement and forwarding it to PFPC Inc. or by calling PFPC Inc. directly. A termination will be effective immediately if notice is received by PFPC Inc. not less than 10 days before any dividend or distribution record date. Otherwise, the termination will be effective, and only with respect to any subsequent dividends or distributions, on the first day after the dividend or distribution has been credited to the participant's account in additional shares of the Fund. Upon termination and according to a participant's instructions, PFPC Inc. will either
(a) issue certificates for the whole shares credited to the shareholder's Plan account and a check representing any fractional shares or (b) sell the shares in the market. Shareholders who hold common stock registered in the name of a broker or other nominee should consult their broker or nominee to terminate participation.

     The  Plan  is  described  in  more  detail  in the  Fund's  Plan  brochure.
Information   concerning   the  Plan  may  be   obtained   from  PFPC  Inc.   at
1-800-331-1710.

PROXY VOTING POLICIES

     The Fund's proxy voting policies and procedures are available (i) without charge, upon request, by calling the Fund's transfer agent at 1-800-331-1710,
(ii) on the Fund's website at www.preferredincome.com and (iii) on the Securities and Exchange Commission's website at www.sec.gov.

PORTFOLIO MANAGEMENT TEAM

     In managing the day-to-day operations of the Fund, the Adviser relies on the expertise of its team of money management professionals, consisting of Messrs. Crumrine, Ettinger, Stimes, Stone and Chadwick. The professional backgrounds of each member of the management team are included in the "Information about Fund Directors and Officers" section of this report beginning on page 28.

--------------------------------------------------------------------------------
              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
                                  ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
                                  ----------------------------------------------

MEETING OF SHAREHOLDERS

     On April 23, 2004, the Fund held its Annual Meeting of Shareholders (the "Meeting") to elect two Directors of the Fund ("Proposal 1"). The results of the proposal are as follows:

PROPOSAL 1: ELECTION OF DIRECTORS.
NAME                                                         FOR        WITHHELD
----                                                         ---        --------
COMMON STOCK
   Robert F. Wulf ..................................... 10,086,552        86,234

                                                             FOR        WITHHELD
                                                             ---        --------
PREFERRED STOCK
   Donald F. Crumrine .................................        485            --


     Martin Brody, Robert M. Ettinger, David Gale and Morgan Gust continue to serve in their capacities as Directors of the Fund.

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
------------------------------------------------------------------

INFORMATION ABOUT FUND DIRECTORS AND OFFICERS

     The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors and officers of the Fund is set forth below.

                                                                PRINCIPAL      NUMBER OF FUNDS
                                         TERM OF OFFICE       OCCUPATION(S)    IN FUND COMPLEX
NAME, ADDRESS,             POSITION(S)    AND LENGTH OF        DURING PAST        OVERSEEN        OTHER DIRECTORSHIPS
AND AGE                  HELD WITH FUND   TIME SERVED*         FIVE YEARS        BY DIRECTOR       HELD BY DIRECTOR
-------                  -------------    ------------         ----------        -----------       ----------------
NON-INTERESTED
DIRECTORS:
---------

MARTIN BRODY                Director    Class I Director         Retired              4        Director, Jaclyn, Inc.
c/o HMK Associates                         since 1992                                          (luggage and
30 Columbia Turnpike                                                                           accessories). Director
Florham Park, NJ 07932                                                                         Emeritus, Smith Barney
Age: 82                                                                                        Mutual Funds (18 Funds).
                                                                                               Director, Flaherty &
                                                                                               Crumrine Preferred Income
                                                                                               Fund, Flaherty & Crumrine/
                                                                                               Claymore Preferred
                                                                                               Securities Income Fund
                                                                                               and Flaherty & Crumrine/
                                                                                               Claymore Total Return
                                                                                               Fund.

DAVID GALE                  Director    Class I Director   President & CEO of         4        Director, Golden State
Delta Dividend Group, Inc.                 since 1997      Delta Dividend                      Vintners, Inc. (wine
220 Montgomery Street                                      Group, Inc. (investments).          pressing). Director, Flaherty
Suite 426                                                                                      & Crumrine Preferred
San Francisco, CA 94104                                                                        Income Fund, Flaherty
Age: 55                                                                                        & Crumrine/Claymore
                                                                                               Preferred Securities Income
                                                                                               Fund and Flaherty &
                                                                                               Crumrine/Claymore Total
                                                                                               Return Fund.


--------------------------------
* The Fund's Board of Directors is divided into three classes, each class having a term of three years. Each year the term of office of one class  expires  and the successor or successors elected to such class serve for a three year term.
  The three year term for each class expires as follows:
                                 CLASS I DIRECTORS - three year term  expires at the Fund's 2006 Annual Meeting of Shareholders;
                                 directors  may  continue in office  until their successors  are  duly  elected  and  qualified.
                                 CLASS II DIRECTORS - three year term expires at the Fund's 2007 Annual Meeting of Shareholders;
                                 directors  may  continue in office  until their successors  are  duly  elected  and  qualified.
                                 CLASS III  DIRECTORS - three year term  expires at  the   Fund's   2005   Annual   Meeting   of
                                 Shareholders;  directors may continue in office until  their  successors  are duly  elected and qualified.

--------------------------------------------------------------------------------
              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
                                  ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
              ------------------------------------------------------------------

                                                                PRINCIPAL      NUMBER OF FUNDS
                                         TERM OF OFFICE       OCCUPATION(S)    IN FUND COMPLEX
NAME, ADDRESS,             POSITION(S)    AND LENGTH OF        DURING PAST        OVERSEEN        OTHER DIRECTORSHIPS
AND AGE                  HELD WITH FUND   TIME SERVED*         FIVE YEARS        BY DIRECTOR       HELD BY DIRECTOR
-------                  -------------    ------------         ----------        -----------       ----------------
NON-INTERESTED
DIRECTORS:
---------
MORGAN GUST+                Director    Class III Director From March 2002,           4        Director, Flaherty &
Giant Industries, Inc.                     since 1992      President of Giant                  Crumrine Preferred Income
23733 N. Scottsdale Road                                   Industries, Inc. (petroleum         Fund, Flaherty & Crumrine/
Scottsdale, AZ 85255                                       refining and marketing)             Claymore Preferred
Age: 57                                                    and, for more than five             Securities Income Fund
                                                           years prior thereto,                and Flaherty &Crumrine/
                                                           Executive Vice President,           Claymore Total Return
                                                           and various other Vice              Fund.
                                                           President positions at
                                                           Giant Industries, Inc.

ROBERT F. WULF              Director   Class II Director   Financial Consultant;      4        Director, Flaherty &
3560 Deerfield Drive South                 since 1992      Trustee, University of              Crumrine Preferred Income
Salem, OR 97302                                            Oregon Foundation;                  Fund, Flaherty & Crumrine/
Age: 67                                                    Trustee, San Francisco              Claymore Preferred
                                                           Theological Seminary.               Securities Income Fund
                                                                                               and Flaherty &Crumrine/
                                                                                               Claymore Total Return
                                                                                               Fund.

--------------------------------
* The Fund's Board of Directors is divided into three classes, each class having a term of three years. Each year the term of office of one  class  expires and the successor or successors elected to such class serve for a three year term.
  The three year term for each class expires as follows:
                                 CLASS I DIRECTORS - three year term  expires at the Fund's 2006 Annual Meeting of Shareholders;
                                 directors  may  continue in office  until their successors  are  duly  elected  and  qualified.
                                 CLASS II DIRECTORS - three year term expires at the Fund's 2007 Annual Meeting of Shareholders;
                                 directors  may  continue in office  until their successors  are  duly  elected  and  qualified.
                                 CLASS III  DIRECTORS - three year term  expires at  the   Fund's   2005   Annual   Meeting   of
                                 Shareholders;  directors may continue in office until  their  successors  are duly  elected and qualified.

+ As a  Director,  represents  holders  of shares  of the  Fund's  Money  Market
  Cumulative Preferred(TM) Stock.

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
---------------------------------------------


                                                                PRINCIPAL      NUMBER OF FUNDS
                                         TERM OF OFFICE       OCCUPATION(S)    IN FUND COMPLEX
NAME, ADDRESS,             POSITION(S)    AND LENGTH OF        DURING PAST        OVERSEEN        OTHER DIRECTORSHIPS
AND AGE                  HELD WITH FUND   TIME SERVED*         FIVE YEARS        BY DIRECTOR       HELD BY DIRECTOR
-------                  -------------    ------------         ----------        -----------       ----------------
INTERESTED
DIRECTORS:
---------
DONALD F. CRUMRINE+, ++    Director,   Class II Director   Chairman of the Board      4        Director, Flaherty &
301 E. Colorado Boulevard   Chairman       since 1992      and Director of Flaherty            Crumrine Preferred Income
Suite 720                 of the Board                     & Crumrine Incorporated.            Fund, Flaherty & Crumrine/
Pasadena, CA 91101         and Chief                                                           Claymore Preferred
Age: 56                 Executive Officer                                                      Securities Income Fund
                                                                                               and Flaherty &Crumrine/
                                                                                               Claymore Total Return
                                                                                               Fund.

ROBERT M. ETTINGER++       Director,   Class III Director  President and Director of  2        Director, Flaherty &
301 E. Colorado Boulevard   President      since 2002      Flaherty & Crumrine                 Crumrine Preferred Income
Suite 720                                                  Incorporated.                       Fund.
Pasadena, CA 91101
Age: 45
OFFICERS:

PETER C. STIMES           Chief Financial    Since 1992    Vice President of         --        --
301 E. Colorado Boulevard  Officer, Chief                  Flaherty & Crumrine
Suite 720                 Accounting Officer,              Incorporated.
Pasadena, CA 91101     Vice President, Treasurer,
Age: 48                 and Assistant Secretary

-------------------------------
*  The  Fund's  Board  of  Directors  is  divided into three classes, each class having a term of three years. Each year the  term  of  office  of  one  class expires  and  the  successor  or successors elected to such class serve for a three year term. The three year term for each class expires as follows:
                                 CLASS I DIRECTORS - three year term  expires at the Fund's 2006 Annual Meeting of Shareholders;
                                 directors  may  continue in office  until their successors  are  duly  elected  and  qualified.
                                 CLASS II DIRECTORS - three year term expires at the Fund's 2007 Annual Meeting of Shareholders;
                                 directors  may  continue in office  until their successors  are  duly  elected  and  qualified.
                                 CLASS III  DIRECTORS - three year term  expires at  the   Fund's   2005   Annual   Meeting   of
                                 Shareholders;  directors may continue in office until  their  successors  are duly  elected and qualified.

+ As a Director, represents holders of shares of the Fund's Money Market Cumulative Preferred(TM) Stock.

++ "Interested person" of the Fund as defined in the Investment Company Act of 1940. Messrs. Crumrine and Ettinger are each considered an "interested person" because of their affiliation with Flaherty & Crumrine Incorporated which acts as the Fund's investment adviser.


--------------------------------------------------------------------------------
              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
                                  ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
                                  ----------------------------------------------


                                                                PRINCIPAL      NUMBER OF FUNDS
                                         TERM OF OFFICE       OCCUPATION(S)    IN FUND COMPLEX
NAME, ADDRESS,             POSITION(S)    AND LENGTH OF        DURING PAST        OVERSEEN        OTHER DIRECTORSHIPS
AND AGE                  HELD WITH FUND   TIME SERVED*         FIVE YEARS        BY DIRECTOR       HELD BY DIRECTOR
-------                  -------------    ------------         ----------        -----------       ----------------
OFFICERS:
--------
BRADFORD S. STONE        Vice President       Since        Since May 2003, Vice      --                 --
392 Springfield Avenue    and Assistant     July 2003      President of Flaherty &
Mezzanine Suite             Treasurer                      Crumrine Incorporated;
Summit, NJ 07901                                           from June 2001 to
Age: 44                                                    April 2003, Director of
                                                           US Market Strategy at
                                                           Barclays     Capital;
                                                           from  February1987 to
                                                           June    2001,    Vice
                                                           President of Goldman,
                                                           Sachs  &  Company  as
                                                           Director of US Interest
                                                           Rate Strategy and,
                                                           previously, Vice
                                                           President of Interest
                                                           Rate Product Sales.

R. ERIC CHADWICK        Vice President,      Since         Vice President of         --                 --
301 E.Colorado Boulevard Secretary and    October 2002     Flaherty & Crumrine
Suite 720                  Assistant                       Incorporated since
Pasadena, CA 91101          Treasurer                      August 2001,and previously
Age: 29                                                    (since January 1999) portfolio
                                                           manager of Flaherty &
                                                           Crumrine Incorporated.




DIRECTORS
   Martin Brody
   Donald F. Crumrine, CFA
   Robert M. Ettinger, CFA
   David Gale
   Morgan Gust
   Robert F. Wulf, CFA

OFFICERS
   Donald F. Crumrine, CFA
     Chairman of the Board
     and Chief Executive Officer
   Robert M. Ettinger, CFA
     President
   Peter C. Stimes, CFA
     Chief Financial Officer,
     Chief Accounting Officer,
     Vice President, Treasurer,
     and Assistant Secretary
   Bradford S. Stone
     Vice President and
     Assistant Treasurer
   R. Eric Chadwick, CFA
     Vice President, Secretary and
     Assistant Treasurer

   INVESTMENT ADVISER
   Flaherty & Crumrine Incorporated
   e-mail: flaherty@fin-mail.com

QUESTIONS CONCERNING YOUR SHARES OF FLAHERTY
 & CRUMRINE PREFERRED INCOME OPPORTUNITY FUND?
   o If your shares are held in a brokerage
     Account, contact your broker.
   o If you have physical possession of your shares in certificate form, contact the Fund's Transfer
     Agent & Shareholder Servicing Agent --
               PFPC Inc.
               P.O. Box 43027
               Providence, RI 02940-3027
               1-800-331-1710
THIS REPORT IS SENT TO SHAREHOLDERS OF FLAHERTY &CRUMRINE PREFERRED INCOME OPPORTUNITY FUND FOR THEIR INFORMATION. IT IS NOT A PROSPECTUS, CIRCULAR OR REPRESENTATION INTENDED FOR USE IN THE PURCHASE OR SALE OF SHARES OF THE FUND OR OF ANY SECURITIES MENTIONED IN THIS REPORT.

[GRAPHIC OMITTED]
LIGHTHOUSE GRAPHIC

FLAHERTY & CRUMRINE

PREFERRED INCOME
OPPORTUNITY FUND

                                   SEMI-ANNUAL
                                     REPORT

                                  MAY 31, 2004







                        web site: www.preferredincome.com

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS

Not yet applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.



ITEM 10. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) were effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) FLAHERTY & CRUMRINE PREFERRED INCOME OPPORTUNITY FUND INCORPORATED
            --------------------------------------------------------------------

By (Signature and Title)*  /S/ DONALD F. CRUMRINE
                         -------------------------------------------------------
                           Donald F. Crumrine, Director, Chairman of the Board and Chief Executive Officer
                           (principal executive officer)

Date              JULY 29, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ DONALD F. CRUMRINE
                         -------------------------------------------------------
                           Donald F. Crumrine, Director, Chairman of the Board and Chief Executive Officer
                           (principal executive officer)

Date              JULY 29, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ PETER C. STIMES
                         -------------------------------------------------------
                           Peter C. Stimes, Chief Financial and Accounting Officer, Vice President, Treasurer & Assistant Secretary
                           (principal financial officer)

Date              JULY 29, 2004
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* Print the name and title of each signing officer under his or her signature.